Schedule of Investments Dividend Growth Fund^

(Unaudited) November 30, 2020

NUMBER OF SHARES		VALUE

Common Stocks 98.3%
Auto Components 2.4%
11,800	Aptiv PLC	$1,400,660
Automobiles 2.1%
28,400	General Motors Co.	1,245,056
Banks 4.2%
10,500	JPMorgan Chase & Co.	1,237,740
8,900	PNC Financial Services Group, Inc.	1,228,823
		2,466,563
Capital Markets 2.5%
23,200	Morgan Stanley	1,434,456
Diversified Financial Services 2.1%
47,700	Equitable Holdings, Inc.	1,210,626
Electronic Equipment, Instruments & Components 5.1%
10,900	Amphenol Corp. Class A	1,425,829
40,700	Corning, Inc.	1,522,994
		2,948,823
Equity Real Estate Investment Trusts 4.5%
5,450	American Tower Corp.	1,260,040
1,980	Equinix, Inc.	1,381,624
		2,641,664
Food & Staples Retailing 2.5%
9,600	Walmart, Inc.	1,466,784
Food Products 2.0%
20,150	Mondelez International, Inc. Class A	1,157,618
Health Care Equipment & Supplies 4.0%
12,600	Baxter International, Inc.	958,482
7,000	STERIS PLC	1,356,670
		2,315,152
Hotels, Restaurants & Leisure 2.4%
11,100	Marriott International, Inc. Class A	1,408,257
Industrial Conglomerates 2.4%
6,800	Honeywell International, Inc.	1,386,656
Insurance 6.0%
5,600	Aon PLC Class A	1,147,384
9,500	Assurant, Inc.	1,226,640
7,600	Chubb Ltd.	1,123,508
		3,497,532
IT Services 3.4%
4,300	Automatic Data Processing, Inc.	747,684
8,300	Fidelity National Information Services, Inc.	1,231,803
		1,979,487
Life Sciences Tools & Services 2.8%
13,900	Agilent Technologies, Inc.	1,624,910
Machinery 4.4%
6,300	Caterpillar, Inc.	1,093,617
8,000	Stanley Black & Decker, Inc.	1,474,480
		2,568,097
Media 2.2%
25,700	Comcast Corp. Class A	1,291,168
Metals & Mining 5.7%
86,600	Freeport-McMoRan, Inc.	2,025,574
33,700	Wheaton Precious Metals Corp.	1,319,018
		3,344,592
Multi-Utilities 4.8%
64,400	CenterPoint Energy, Inc.	1,493,436
16,700	Dominion Energy, Inc.	1,310,783
		2,804,219
Oil, Gas & Consumable Fuels 4.3%
60,100	Brigham Minerals, Inc. Class A	626,242

132,200	Devon Energy Corp.	1,849,478
		2,475,720
Pharmaceuticals 7.6%
20,300	AstraZeneca PLC ADR	1,074,682
16,100	Bristol-Myers Squibb Co.	1,004,640
8,500	Eli Lilly & Co.	1,238,025
12,300	Novartis AG ADR	1,117,209
		4,434,556
Road & Rail 2.1%
13,500	CSX Corp.	1,215,675
Semiconductors & Semiconductor Equipment 9.9%
21,300	Applied Materials, Inc.	1,756,824
13,900	QUALCOMM, Inc.	2,045,663
20,000	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,940,400
		5,742,887
Software 5.2%
8,200	Microsoft Corp.	1,755,374
21,700	Oracle Corp.	1,252,524
		3,007,898
Technology Hardware, Storage & Peripherals 3.7%
18,100	Apple, Inc.	2,154,805
Total Common Stocks (Cost $39,734,695)		57,223,861
Short-Term Investments 1.6%
Investment Companies 1.6%
903,429	State Street Institutional Treasury Money Market Fund Premier Class, 0.01%(a) (Cost $903,429)	903,429
Total Investments 99.9% (Cost $40,638,124)		58,127,290
Other Assets Less Liabilities 0.1%		68,223
Net Assets 100.0%		$58,195,513

(a)	Represents 7-day effective yield as of November 30, 2020.

See Notes to Schedule of Investments

Schedule of Investments Dividend Growth Fund^

 (Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of November 30, 2020:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$57,223,861	$—	$—	$57,223,861
Short-Term Investments	—	903,429	—	903,429
Total Investments	$57,223,861	$903,429	$—	$58,127,290

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

^	A balance indicated with a "-", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Equity Fund^

(Unaudited) November 30, 2020

NUMBER OF SHARES		VALUE

Common Stocks 95.4%
Australia 0.9%
163,720	Rio Tinto PLC	$10,687,505
Brazil 2.2%
1,395,141	B3 SA - Brasil Bolsa Balcao	14,617,028
147,745	Pagseguro Digital Ltd., Class A *	6,997,203
298,388	Vasta Platform Ltd. *	4,117,754
		25,731,985
Canada 0.4%
379,689	Parex Resources, Inc. *	5,204,023
China 34.7%
6,904,000	3SBio, Inc. *(a)	6,840,715
3,083,000	A-Living Smart City Services Co. Ltd. (a)	12,986,621
2,181,736	Alibaba Group Holding Ltd. *	73,577,875
2,798,400	China Gas Holdings Ltd.	10,307,548
3,165,000	China Merchants Bank Co. Ltd., H Shares	20,028,674
860,500	China Mobile Ltd.	5,151,199
7,178,600	CNOOC Ltd.	7,529,563
21,576,000	Greentown Management Holdings Co. Ltd. *(a)	8,517,886
6,771,000	Huatai Securities Co. Ltd., H Shares (a)	10,587,536
756,750	JD.com, Inc., Class A *	33,058,173
7,524,996	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	8,894,362
28,456	Kweichow Moutai Co. Ltd. Class A	7,409,532
433,579	Momo, Inc. ADR	6,234,866
3,316,709	NARI Technology Co. Ltd., Class A	11,886,780
2,384,931	Ping An Insurance Group Co. of China Ltd., Class A	32,620,604
5,895,510	Poly Developments and Holdings Group Co. Ltd., Class A	15,423,518
2,424,800	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	7,592,466
52,400	Sunny Optical Technology Group Co. Ltd.	1,030,281
1,816,800	Suofeiya Home Collection Co. Ltd., Class A	7,535,268
1,246,600	Tencent Holdings Ltd.	90,547,190
238,293	Trip.com Group Ltd. ADR *	8,004,262
484,000	Tsingtao Brewery Co. Ltd., H Shares	4,701,969
1,505,643	Xianhe Co. Ltd., Class A	5,597,381
7,455,269	Yonghui Superstores Co. Ltd., Class A	8,857,252
7,503,500	Zhejiang Juhua Co. Ltd., Class A	8,994,351
		413,915,872
Czech Republic 1.1%
4,232,501	Moneta Money Bank A/S *(a)	12,574,442
Hong Kong 1.4%
770,800	ASM Pacific Technology Ltd.	9,646,125
845,905	Link REIT	7,421,129
		17,067,254
Hungary 0.8%
417,244	Richter Gedeon Nyrt	9,887,912
India 15.0%
210,159	Apollo Hospitals Enterprise Ltd.	6,543,163
2,662,572	EPL Ltd.	9,454,669
371,940	Gland Pharma Ltd. *(a)(b)(f)	10,477,929
78,387	GMM Pfaudler Ltd.	4,034,192
725,929	HDFC Bank Ltd. *	13,992,191
439,309	Housing Development Finance Corp. Ltd.	13,217,503
2,941,085	ICICI Bank Ltd. *	18,785,419
1,704,300	IndusInd Bank Ltd. *	19,577,370
1,190,987	JM Financial Ltd.	1,296,496
764,467	Mahindra & Mahindra Ltd.	7,354,631
1,063,830	National Stock Exchange *(b)(c)(f)	15,801,678
423,749	Reliance Industries Ltd.	11,018,410
39,999	Reliance Industries Ltd.	567,018
351,001	Spandana Sphoorty Financial Ltd. *	3,506,586
3,260,162	State Bank of India *	10,699,460
268,870	Tata Consultancy Services Ltd.	9,655,311
478,535	Tech Mahindra Ltd.	5,561,878
203,205	UltraTech Cement Ltd.	13,114,452
357,780	United Breweries Ltd.	4,966,062
		179,624,418
Indonesia 0.4%
2,453,300	Bank Central Asia Tbk PT	5,390,484
Kazakhstan 0.7%
167,707	Kaspi.KZ JSC *(b)(d)	8,553,057
Korea 12.0%
79,098	Com2uS Corp.	9,578,539
157,639	Coway Co. Ltd. *	9,886,717
18,152	Korea Petrochemical Ind Co. Ltd.	4,010,812
24,528	LG Chem Ltd.	17,732,954
94,417	Orion Corp.	10,111,079
991,401	Samsung Electronics Co. Ltd.	59,759,113
228,574	SK Hynix, Inc.	20,140,043
55,155	SK Telecom Co. Ltd.	11,837,976
		143,057,233
Malaysia 0.5%
8,590,825	Inari Amertron Bhd	5,651,304
Peru 0.8%
61,928	Credicorp Ltd.	9,531,338
Poland 1.9%
294,226	Allegro.eu SA *(a)	6,041,455
249,021	Dino Polska SA *(a)	16,773,868
		22,815,323
Russia 4.9%
4,178,204	Detsky Mir PJSC (a)(b)	7,674,111

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Equity Fund^

(Unaudited) (cont’d)

NUMBER OF SHARES		VALUE
1,834	LUKOIL PJSC ADR	$121,044
226,655	LUKOIL PJSC ADR	14,590,951
47,276	Ozon Holdings PLC ADR *	1,891,986
18,765	Polyus PJSC (b)	3,570,101
1,511,372	Sberbank of Russia PJSC (b)	4,943,031
106,673	TCS Group Holding PLC (b)(d)	3,253,527
174,519	X5 Retail Group NV GDR (a)	6,265,232
243,913	Yandex NV Class A *	16,820,240
		59,130,223
South Africa 3.2%
457,783	Bid Corp. Ltd.	8,218,628
103,475	Capitec Bank Holdings Ltd. *	8,640,773
106,113	Naspers Ltd., N Shares	21,332,633
		38,192,034
Taiwan 12.5%
1,119,600	Accton Technology Corp.	9,388,103
2,739,000	Chunghwa Telecom Co. Ltd.	10,426,506
730,000	LandMark Optoelectronics Corp.	7,068,854
112,000	Largan Precision Co. Ltd.	12,672,572
236,000	Parade Technologies Ltd.	8,569,775
4,701,839	Taiwan Semiconductor Manufacturing Co. Ltd.	79,264,403
1,142,339	Tong Hsing Electronic Industries Ltd.	7,955,591
6,074,000	Uni-President Enterprises Corp.	13,851,767
		149,197,571
Thailand 1.1%
3,044,400	CP ALL PCL (b)	6,088,800
12,038,622	Thai Beverage PCL	6,642,494
		12,731,294
Turkey 0.4%
825,088	Migros Ticaret AS *	4,450,411
United Arab Emirates 0.5%
1,570,032	Network International Holdings PLC *(a)	5,652,733
Total Common Stocks (Cost $859,197,115)		1,139,046,416

NUMBER OF UNITS

Common Stock Units 1.8%
Brazil 1.0%
1,334,590	Energisa SA	11,593,649
Mexico 0.8%
1,316,244	Fomento Economico Mexicano SAB de CV	9,508,622
Total Common Stock Units (Cost $23,003,557)		21,102,271

NUMBER OF SHARES

Participatory Notes 0.4%
Hong Kong 0.4%
2,689,200	Tanyuan Technology Co. Ltd., Class A (issuer CICC Financial Trading Ltd.) Expiration Date 4/27/2023*(b) (Cost $6,744,309)	5,245,863
Preferred Stocks 1.0%
Brazil 1.0%
2,538,450	Banco Bradesco SA (Cost $10,893,185)	11,513,857
Short-Term Investments 1.8%
Investment Companies 1.8%
22,223,358	State Street Institutional Treasury Money Market Fund Premier Class, 0.01%(e) (Cost $22,223,358)	22,223,358
Total Investments 100.4% (Cost $922,061,524)		1,199,131,765
Liabilities Less Other Assets (0.4)%		(4,768,415)
Net Assets 100.0%		$1,194,363,350

*	Non-income producing security.
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at November 30, 2020 amounted to $104,392,528, which represents 8.7% of net assets of the Fund.
(b)	Security fair valued as of November 30, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at November 30, 2020 amounted to $65,608,097, which represents 5.5% of net assets of the Fund.
(c)	Value determined using significant unobservable inputs.
(d)	Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At November 30, 2020, these securities amounted to $11,806,584, which represents 1.0% of net assets of the Fund.
(e)	Represents 7-day effective yield as of November 30, 2020.

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Equity Fund^

(Unaudited) (cont’d)

(f)	These securities have been deemed by the investment manager to be illiquid, and are subject to restrictions on resale.

At November 30, 2020, these securities amounted to $26,279,607, which represents 2.2% of net assets of the Fund.

Restricted Security	Acquisition Date	Acquisition Cost	Acquisition Cost Percentage of Net Assets as of Acquisition Date	Value as of 11/30/2020	Fair Value Percentage of Net Assets as of 11/30/2020
Gland Pharma Ltd.	11/6/2020	$7,518,369	0.7%	$10,477,929	0.9%
National Stock Exchange	4/16/2018	15,536,312	1.1%	15,801,678	1.3%
Total		$23,054,681	1.8%	$26,279,607	2.2%

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Equity Fund^

(Unaudited) (cont’d)

POSITIONS BY INDUSTRY

Industry	Investments at Value	Percentage of Net Assets
Banks	$147,824,928	12.4%
Internet & Direct Marketing Retail	143,906,384	12.1%
Semiconductors & Semiconductor Equipment	124,689,200	10.4%
Interactive Media & Services	113,602,296	9.5%
Technology Hardware, Storage & Peripherals	59,759,113	5.0%
Food & Staples Retailing	50,654,191	4.2%
Capital Markets	42,302,738	3.5%
Oil, Gas & Consumable Fuels	39,031,009	3.3%
Beverages	33,228,679	2.8%
Insurance	32,620,604	2.7%
Chemicals	30,738,117	2.6%
Pharmaceuticals	27,958,307	2.3%
IT Services	27,867,125	2.3%
Electronic Equipment, Instruments & Components	27,309,748	2.3%
Food Products	23,962,846	2.0%
Household Durables	17,421,985	1.5%
Wireless Telecommunication Services	16,989,175	1.4%
Real Estate Management & Development	15,423,518	1.3%
Metals & Mining	14,257,606	1.2%
Thrifts & Mortgage Finance	13,217,503	1.1%
Construction Materials	13,114,452	1.1%
Commercial Services & Supplies	12,986,621	1.1%
Consumer Finance	12,059,643	1.0%
Electrical Equipment	17,132,643	1.4%
Electric Utilities	11,593,649	1.0%
Diversified Telecommunication Services	10,426,506	0.9%
Gas Utilities	10,307,548	0.9%
Entertainment	9,578,539	0.8%
Containers & Packaging	9,454,669	0.8%
Communications Equipment	9,388,103	0.8%
Construction & Engineering	8,517,886	0.7%
Specialty Retail	7,674,111	0.7%
Equity Real Estate Investment Trusts	7,421,129	0.6%
Automobiles	7,354,631	0.6%
Biotechnology	6,840,715	0.6%
Health Care Providers & Services	6,543,163	0.5%
Paper & Forest Products	5,597,381	0.5%
Diversified Consumer Services	4,117,754	0.4%
Machinery	4,034,192	0.3%
Short-Term Investments and Other Liabilities-Net	17,454,943	1.4%
	$1,194,363,350	100.0%

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Equity Fund

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2020:

Asset Valuation Inputs	Level 1	Level 2	Level 3(b)	Total
Investments:
Common Stocks
Australia	$—	$10,687,505	$—	$10,687,505
Czech Republic	—	12,574,442	—	12,574,442
Hungary	—	9,887,912	—	9,887,912
India	—	163,822,740	15,801,678	179,624,418
Kazakhstan	—	8,553,057	—	8,553,057
Poland	6,041,455	16,773,868	—	22,815,323
Russia	25,098,502	34,031,721	—	59,130,223
South Africa	—	38,192,034	—	38,192,034
Thailand	6,642,494	6,088,800	—	12,731,294
United Arab Emirates	—	5,652,733	—	5,652,733
Other Common Stocks(a)	779,197,475	—	—	779,197,475
Total Common Stocks	816,979,926	306,264,812	15,801,678	1,139,046,416
Common Stock Units(a)	21,102,271	—	—	21,102,271
Participatory Notes(a)	—	5,245,863	—	5,245,863
Preferred Stocks(a)	11,513,857	—	—	11,513,857
Short-Term Investments	—	22,223,358	—	22,223,358
Total Investments	$849,596,054	$333,734,033	$15,801,678	$1,199,131,765

(a)	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000’s omitted)	Beginning balance, as of 9/1/2020	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 11/30/2020	Net change in unrealized appreciation/ (depreciation) from investments still held as of 11/30/2020
Investments in Securities:
Common Stocks	$12,754	$—	$—	$3,048	$—	$—	$—	$—	$15,802	$3,048
Total	$12,754	$—	$—	$3,048	$—	$—	$—	$—	$15,802	$3,048

Quantitative Information about Level 3 Fair Value Measurements:

Investment type	Fair value at 11/30/2020	Valuation approach	Unobservable input(s)	Input value/range	Weighted average(d)	Impact to valuation from increase in input(e)
Common Stocks	$15,801,678	Market Comparables	Enterprise value/EBITDA multiple(c) (EV/EBITDA)	16.1x	16.1x	Increase

(c)	Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.

(d)	The weighted averages disclosed in the table above were weighted by relative fair value.

(e)	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

^	A balance indicated with a “-”, reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Equity Income Fund^

(Unaudited) November 30, 2020

NUMBER OF SHARES		VALUE

Common Stocks 89.4%
Aerospace & Defense 2.1%
73,000	Lockheed Martin Corp.	$26,645,000
Banks 5.4%
246,000	Bank of America Corp.	6,927,360
271,300	JPMorgan Chase & Co. (a)	31,980,844
217,300	PNC Financial Services Group, Inc.	30,002,611
		68,910,815
Capital Markets 2.7%
91,000	CME Group, Inc.	15,927,730
816,200	Virtu Financial, Inc. Class A	18,601,198
		34,528,928
Chemicals 1.4%
371,000	Nutrien Ltd.	18,279,170
Diversified Telecommunication Services 3.6%
110,000	Cogent Communications Holdings, Inc.	6,395,400
828,000	TELUS Corp.	15,970,894
230,000	TELUS Corp.	4,443,600
320,800	Verizon Communications, Inc.	19,379,528
		46,189,422
Electric Utilities 2.4%
409,600	NextEra Energy, Inc. (a)	30,142,464
Electrical Equipment 2.3%
242,000	Eaton Corp. PLC	29,308,620
Electronic Equipment, Instruments & Components 1.1%
366,800	Corning, Inc.	13,725,656
Equity Real Estate Investment Trusts 12.2%
90,600	Alexandria Real Estate Equities, Inc.	14,833,938
342,200	Americold Realty Trust	11,679,286
139,000	Camden Property Trust	13,737,370
158,400	Crown Castle International Corp.	26,543,088
223,000	CyrusOne, Inc.	15,589,930
35,400	EastGroup Properties, Inc.	4,826,082
26,200	Equinix, Inc. (a)	18,282,098
190,300	Equity LifeStyle Properties, Inc.	11,149,677
438,100	MGM Growth Properties LLC Class A	13,392,717
187,700	Prologis, Inc.	18,779,385
104,000	Terreno Realty Corp.	6,025,760
		154,839,331
Food & Staples Retailing 0.7%
56,000	Walmart, Inc.	8,556,240
Food Products 1.2%
660,000	Flowers Foods, Inc.	14,645,400
Health Care Equipment & Supplies 1.1%
125,300	Medtronic PLC	14,246,610
Health Care Providers & Services 1.0%
195,000	CVS Health Corp.	13,219,050
Hotels, Restaurants & Leisure 0.8%
45,300	McDonald's Corp.	9,850,032
Household Durables 1.8%
534,775	Leggett & Platt, Inc.	23,048,803
Household Products 1.1%
98,000	Procter & Gamble Co.	13,609,260
Insurance 4.3%
104,900	Assurant, Inc.	13,544,688
198,300	Chubb Ltd.	29,314,689
129,000	Progressive Corp.	11,237,190
		54,096,567
IT Services 2.2%
304,300	Paychex, Inc.	28,345,545
Machinery 2.2%
160,000	Caterpillar, Inc.	27,774,400
Metals & Mining 4.7%
114,500	Kirkland Lake Gold Ltd.	4,692,210
183,300	Newmont Corp.	10,781,706
414,450	Rio Tinto PLC ADR	26,926,816
281,200	Southern Copper Corp.	16,694,844
		59,095,576
Multi-Utilities 8.2%
174,800	Ameren Corp.	13,595,944
1,299,600	CenterPoint Energy, Inc.	30,137,724
346,900	Dominion Energy, Inc.	27,228,181
270,200	NiSource, Inc.	6,538,840
101,700	Public Service Enterprise Group, Inc.	5,927,076
64,100	Sempra Energy	8,171,468
132,100	WEC Energy Group, Inc.	12,542,895
		104,142,128
Oil, Gas & Consumable Fuels 3.3%
140,000	Chevron Corp.	12,205,200
319,500	Pembina Pipeline Corp.	8,148,025
441,700	Suncor Energy, Inc.	7,106,953
268,900	Valero Energy Corp.	14,458,753
		41,918,931
Personal Products 1.2%
250,000	Unilever PLC ADR	15,265,000
Pharmaceuticals 7.5%
458,525	AstraZeneca PLC ADR	24,274,313
471,900	Bristol-Myers Squibb Co.	29,446,560
207,500	Johnson & Johnson	30,021,100
132,700	Novartis AG ADR	12,053,141
		95,795,114
Semiconductors & Semiconductor Equipment 7.2%
125,000	Maxim Integrated Products, Inc.	10,380,000
255,000	QUALCOMM, Inc.	37,528,350
181,100	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	17,570,322
157,000	Texas Instruments, Inc.	25,316,250
		90,794,922

See Notes to Schedule of Investments

Schedule of Investments Equity Income Fund^

(Unaudited) (cont’d)

NUMBER OF SHARES		VALUE

Software 1.3%
76,100	Microsoft Corp. (a)	$16,290,727
Specialty Retail 3.3%
138,200	Best Buy Co., Inc.	15,036,160
97,100	Home Depot, Inc.	26,936,511
		41,972,671
Textiles, Apparel & Luxury Goods 1.6%
249,900	VF Corp.	20,841,660
Trading Companies & Distributors 1.5%
85,500	Watsco, Inc.	19,439,280
Total Common Stocks (Cost $856,620,865)		1,135,517,322
Convertible Preferred Stocks 0.5%
Machinery 2.2%
5,485	Stanley Black & Decker, Inc., Ser. C, 5.00%, due 5/15/2021(b)(c) (Cost $5,485,000)	6,746,550

PRINCIPAL AMOUNT

Convertible Bonds 9.5%
Biotechnology 1.2%
$2,350,000	BioMarin Pharmaceutical, Inc., 1.25%, due 5/15/2027(d)	2,322,708
10,565,000	Exact Sciences Corp., 0.38%, due 3/1/2028	12,941,691
		15,264,399
Diversified Consumer Services 0.1%
1,882,000	K12, Inc., 1.13%, due 9/1/2027(d)	1,549,348
Electronic Equipment, Instruments & Components 1.3%
16,000,000	Vishay Intertechnology, Inc., 2.25%, due 6/15/2025	16,275,070
Health Care Equipment & Supplies 0.3%
3,755,000	DexCom, Inc., 0.25%, due 11/15/2025(d)	3,620,424
Health Care Providers & Services 1.2%
14,100,000	1Life Healthcare, Inc., 3.00%, due 6/15/2025(d)	15,325,817
Health Care Technology 0.3%
3,055,000	Teladoc Health, Inc., 1.25%, due 6/1/2027(d)	3,604,530
Household Durables 0.2%
2,340,000	GoPro, Inc., 1.25%, due 11/15/2025(d)	2,423,032
IT Services 0.6%
5,760,000	Okta, Inc., 0.38%, due 6/15/2026(d)	7,150,001
Life Sciences Tools & Services 0.1%
1,400,000	NanoString Technologies, Inc., 2.63%, due 3/1/2025(d)	1,813,306
Machinery 0.2%
2,300,000	Fortive Corp., 0.88%, due 2/15/2022	2,322,541
Media 1.9%
	Liberty Media Corp.
11,700,000	2.13%, due 3/31/2048(d)	12,183,210
11,230,000	2.75%, due 12/1/2049(d)	11,757,810
		23,941,020

Metals & Mining 0.1%
1,500,000	Endeavour Mining Corp., 3.00%, due 2/15/2023(d)	1,781,250
Software 2.0%
1,420,000	Envestnet, Inc., 0.75%, due 8/15/2025(d)	1,462,814
3,760,000	RealPage, Inc., 1.50%, due 5/15/2025	4,293,450
2,820,000	Splunk, Inc., 1.13%, due 6/15/2027(d)	3,175,684
8,700,000	Verint Systems, Inc., 1.50%, due 6/1/2021	9,010,347
3,630,000	Workiva, Inc., 1.13%, due 8/15/2026	4,286,847
2,355,000	Zscaler, Inc., 0.13%, due 7/1/2025(d)	2,971,955
		25,201,097
Total Convertible Bonds (Cost $108,406,805)		120,271,835

NUMBER OF SHARES

Short-Term Investments 0.6%
Investment Companies 0.6%
7,554,550	State Street Institutional Treasury Money Market Fund Premier Class, 0.01%(e)(f) (Cost $7,554,550)	7,554,550
Total Investments 100.0% (Cost $978,067,220)		1,270,090,257
Liabilities Less Other Assets(g) 0.0%(h)		87,959
Net Assets 100.0%		$1,270,178,216

(a)	All or a portion of the security is pledged as collateral for options written.
(b)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(c)	Step security. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of November 30, 2020.
(d)	Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At November 30, 2020, these securities amounted to $71,141,889, which represents 5.6% of net assets of the Fund.
(e)	All or a portion of this security is segregated in connection with obligations for options written with a total value of $7,554,550.
(f)	Represents 7-day effective yield as of November 30, 2020.
(g)	Includes the impact of the Fund's open positions in derivatives at November 30, 2020.
(h)	Represents less than 0.05% of net assets of the Fund.

See Notes to Schedule of Investments

Schedule of Investments Equity Income Fund^
(Unaudited) (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$1,089,329,169	85.8%
Canada	58,640,852	4.6%
United Kingdom	39,539,313	3.1%
Australia	26,926,816	2.1%
Taiwan	17,570,322	1.4%
Peru	16,694,844	1.3%
Switzerland	12,053,141	1.0%
Cayman Islands	1,781,250	0.1%
Short-Term Investments and Other Assets -Net	7,642,509	0.6%
	$1,270,178,216	100.0%

See Notes to Schedule of Investments

Schedule of Investments Equity Income Fund^
(Unaudited) (cont’d)

Derivative Instruments

Written option contracts ("options written")

At November 30, 2020, the Fund had outstanding options written as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls

Banks
JPMorgan Chase & Co.	140	$(1,650,320)	$135	3/19/2021	$(29,190)
JPMorgan Chase & Co.	140	(1,650,320)	145	6/18/2021	(31,430)
					(60,620)

Electric Utilities
NextEra Energy, Inc.	400	(2,943,600)	85	1/15/2021	(12,000)
NextEra Energy, Inc.	800	(5,887,200)	87.5	3/19/2021	(46,000)
					(58,000)

Electrical Equipment
Eaton Corp. PLC	240	(2,906,640)	125	4/16/2021	(154,800)

Food & Staples Retailing
Walmart, Inc.	100	(1,527,900)	150	12/18/2020	(43,000)
Walmart, Inc.	100	(1,527,900)	155	1/15/2021	(36,250)
Walmart, Inc.	100	(1,527,900)	160	3/19/2021	(48,500)
					(127,750)

Insurance
Chubb Ltd.	200	(2,956,600)	175	5/21/2021	(48,500)

IT Services
Paychex, Inc.	150	(1,397,250)	100	3/19/2021	(34,125)

Machinery
Caterpillar, Inc.	150	(2,603,850)	180	2/19/2021	(103,125)
Caterpillar, Inc.	150	(2,603,850)	190	3/19/2021	(76,875)
Caterpillar, Inc.	150	(2,603,850)	200	5/21/2021	(77,250)
					(257,250)

Pharmaceuticals
Bristol-Myers Squibb Co.	250	(1,560,000)	75	6/18/2021	(21,875)

Semiconductors & Semiconductor Equipment
Maxim Integrated Products, Inc.	46	(381,984)	85	2/19/2021	(17,020)
Maxim Integrated Products, Inc.	200	(1,660,800)	90	5/21/2021	(68,000)
Maxim Integrated Products, Inc.	16	(132,864)	95	5/21/2021	(3,400)
QUALCOMM, Inc.	140	(2,060,380)	155	1/15/2021	(56,700)
QUALCOMM, Inc.	140	(2,060,380)	155	3/19/2021	(117,600)
QUALCOMM, Inc.	140	(2,060,380)	160	3/19/2021	(94,150)
Taiwan Semiconductor Manufacturing Co. Ltd.	200	(1,940,400)	70	1/15/2021	(548,000)
Taiwan Semiconductor Manufacturing Co. Ltd.	150	(1,455,300)	95	1/15/2021	(94,125)
Taiwan Semiconductor Manufacturing Co. Ltd.	150	(1,455,300)	100	1/15/2021	(60,750)
Taiwan Semiconductor Manufacturing Co. Ltd.	150	(1,455,300)	105	1/15/2021	(39,825)
Taiwan Semiconductor Manufacturing Co. Ltd.	150	(1,455,300)	110	1/15/2021	(23,775)
Taiwan Semiconductor Manufacturing Co. Ltd.	150	(1,455,300)	115	1/15/2021	(13,875)
Taiwan Semiconductor Manufacturing Co. Ltd.	150	(1,455,300)	125	4/16/2021	(24,000)
Texas Instruments, Inc.	175	(2,821,875)	175	3/19/2021	(78,313)
Texas Instruments, Inc.	2	(32,250)	185	4/16/2021	(586)
					(1,240,119)

Specialty Retail
Best Buy Co., Inc.	150	(1,632,000)	110	12/18/2020	(44,250)
Best Buy Co., Inc.	100	(1,088,000)	125	12/18/2020	(3,200)
Best Buy Co., Inc.	150	(1,632,000)	120	1/15/2021	(27,900)
Best Buy Co., Inc.	125	(1,360,000)	130	3/19/2021	(32,875)
Best Buy Co., Inc.	100	(1,088,000)	140	3/19/2021	(14,000)
					(122,225)
Total options written (premium received $1,264,578)					$(2,125,264)

At November 30, 2020, the Fund had securities pledged in the amount of $31,493,011 to cover collateral requirements for options written.

See Notes to Schedule of Investments

Schedule of Investments Equity Income Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of November 30, 2020:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$1,135,517,322	$—	$—	$1,135,517,322
Convertible Preferred Stocks(a)	6,746,550	—	—	6,746,550
Convertible Bonds(a)	—	120,271,835	—	120,271,835
Short-Term Investments	—	7,554,550	—	7,554,550
Total Investments	$1,142,263,872	$127,826,385	$—	$1,270,090,257

(a)	The Schedule of Investments provides information on the industry categorization as well as a Positions by Country summary.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of November 30, 2020:

Other Financial Instruments	Level 1	Level 2	Level 3(b)	Total
Options Written
Liabilities	$(2,125,264)	$—	$—	$(2,125,264)
Total	$(2,125,264)	$—	$—	$(2,125,264)

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000’s omitted)	Beginning balance, as of 9/1/2020	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 11/30/2020	Net change in unrealized appreciation/ (depreciation) from investments still held as of 11/30/2020
Other Financial Instruments:
Options Written(c)	$(19)	$—	$21	$(12)	$10	$—	$—	$—	$—	$—
Total	$(19)	$—	$21	$(12)	$10	$—	$—	$—	$—	$—

(c)	At the beginning of the period, these investments were valued in accordance with the procedures approved by the Board of Trustees. The Fund held no Level 3 investments at November 30, 2020.

^ A balance indicated with a "-", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Focus Fund^

(Unaudited) November 30, 2020

NUMBER OF SHARES		VALUE

Common Stocks 96.7%
Chemicals 3.4%
105,200	Linde PLC	$26,975,384
Commercial Services 0.4%
286,288	LegalZoom.com, Inc. *(a)(b)(g)	3,101,472
Diversified Telecommunication Services 2.4%
296,330	Cellnex Telecom SA (c)(d)	18,771,475
Equity Real Estate Investment Trusts 3.1%
241,200	Prologis, Inc.	24,132,060
Food Products 2.4%
168,100	Nestle SA	18,829,633
Household Products 2.7%
154,400	Procter & Gamble Co.	21,441,528
Interactive Media & Services 1.0%
105,400	Tencent Holdings Ltd. ADR	7,694,200
Internet & Direct Marketing Retail 13.2%
77,800	Alibaba Group Holding Ltd. ADR *	20,489,408
13,600	Amazon.com, Inc. *	43,085,344
11,000	Booking Holdings, Inc. *	22,312,950
212,690	JD.com, Inc. ADR *	18,153,092
		104,040,794
IT Services 10.4%
1,700	Adyen NV *(c)	3,247,261
55,400	EPAM Systems, Inc. *	17,857,082
67,100	MasterCard, Inc. Class A	22,579,821
153,512	Visa, Inc. Class A	32,291,249
24,100	Wix.com Ltd. *	6,155,863
		82,131,276
Life Sciences Tools & Services 1.0%
45,600	IQVIA Holdings, Inc. *	7,705,944
Machinery 2.0%
60,900	Deere & Co.	15,932,658
Personal Products 5.0%
73,100	Estee Lauder Cos., Inc. Class A	17,932,892
57,800	L'Oreal SA	21,275,955
		39,208,847
Pharmaceuticals 2.0%
96,800	Zoetis, Inc.	15,524,784
Professional Services 7.0%
228,000	IHS Markit Ltd.	22,676,880
223,600	TransUnion	20,367,724
60,900	Verisk Analytics, Inc.	12,077,079
		55,121,683
Road & Rail 0.7%
18,092	Canadian Pacific Railway Ltd.	5,822,910
Semiconductors & Semiconductor Equipment 5.0%
86,500	ASML Holding NV	37,863,645
20,353	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,974,648
		39,838,293
Software 21.3%
44,200	Adobe, Inc. *	21,148,374
10,202	AvidXchange, Inc. *(a)(b)(g)	625,025
25,000	Constellation Software, Inc.	30,959,421
77,958	Duck Creek Technologies, Inc. *	3,099,610
278,652	Duck Creek Technologies, Inc. *(a)(g)	10,705,810
59,400	Fair Isaac Corp. *	28,083,132
28,300	Intuit, Inc.	9,962,166
215,200	Microsoft Corp.	46,067,864
32,600	ServiceNow, Inc. *	17,426,330
		168,077,732
Specialty Retail 1.7%
654,477	American Eagle Outfitters, Inc.	11,774,041
30,575	TJX Cos., Inc.	1,941,818
		13,715,859
Textiles, Apparel & Luxury Goods 9.8%
47,500	LVMH Moet Hennessy Louis Vuitton SE	27,283,793
264,900	NIKE, Inc. Class B	35,682,030
147,800	Puma SE *	14,645,925
		77,611,748
Trading Companies & Distributors 2.2%
142,700	IMCD NV	17,781,862
Total Common Stocks (Cost $554,325,748)		763,460,142

NUMBER OF UNITS

Limited Partnerships Units 0.8%
Capital Markets 0.8%
230,734	CC DNB Holdings, L.P. (Cost $5,000,006)*(a)(g)	6,128,295

NUMBER OF SHARES

Preferred Stocks 0.8%
Capital Markets 0.1%
174,304	DoubleVerify Ser. A *(a)(b)(g)	1,000,000
Food Products 0.4%
250,000	Sweetgreen, Inc. Ser. D *(a)(b)(g)	2,250,000
27,151	Sweetgreen, Inc. Ser. I *(a)(b)(g)	464,282
		2,714,282
Software 0.3%
40,808	AvidXchange, Inc. Ser. F *(a)(b)(g)	2,500,102
Total Preferred Stocks (Cost $6,464,363)		6,214,384

See Notes to Schedule of Investments

Schedule of Investments Focus Fund^
(Unaudited) (cont’d)

NUMBER OF SHARES		VALUE

Short-Term Investments 1.4%
Investment Companies 1.4%
9,716,539	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.02%(e)	$9,716,539
1,296,740	State Street Navigator Securities Lending Government Money Market Portfolio, 0.09%(e)(f)	1,296,740
Total Short-Term Investments (Cost $11,013,279)		11,013,279
Total Investments 99.7% (Cost $576,803,396)		786,816,100
Other Assets Less Liabilities 0.3%		2,085,650
Net Assets 100.0%		$788,901,750

*	Non-income producing security.
(a)	Security fair valued as of November 30, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at November 30, 2020 amounted to $26,774,986, which represents 3.4% of net assets of the Fund.
(b)	Value determined using significant unobservable inputs.
(c)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at November 30, 2020 amounted to $22,018,736, which represents 2.8% of net assets of the Fund.
(d)	The security or a portion of this security is on loan at November 30, 2020. Total value of all such securities at November 30, 2020 amounted to $1,288,036 for the Fund.
(e)	Represents 7-day effective yield as of November 30, 2020.
(f)	Represents investment of cash collateral received from securities lending.
(g)

These securities have been deemed by the investment manager to be illiquid, and are subject to restrictions on resale.

At November 30, 2020, these securities amounted to $26,774,986, which represents 3.4% of net assets of the Fund.

Restricted Security	Acquisition Date	Acquisition Cost	Acquisition Cost Percentage of Net Assets	Value as of 11/30/2020	Fair Value Percentage of Net Assets as of 11/30/2020
AvidXchange, Inc.	4/7/2020	$500,020	0.1%	$625,025	0.1%
AvidXchange, Inc. (Ser. F Preferred Shares)	4/7/2020	2,000,082	0.3%	2,500,102	0.3%
CC DNB Holdings, L.P.	7/6/2020	5,000,006	0.7%	6,128,295	0.8%
DoubleVerify (Ser. A Preferred Shares)	11/18/2020	999,999	0.1%	1,000,000	0.1%
Duck Creek Technologies, Inc.	8/18/2020	3,333,333	0.4%	10,705,810	1.3%
LegalZoom.com, Inc.	8/22/2018	2,819,507	0.4%	3,101,472	0.4%
Sweetgreen, Inc. (Ser. D Preferred Shares)	11/30/2018	3,000,000	0.4%	2,250,000	0.3%
Sweetgreen, Inc. (Ser. I Preferred Shares)	9/13/2019	464,282	0.1%	464,282	0.1%
Total		$18,117,229	2.5%	$26,774,986	3.4%

See Notes to Schedule of Investments

Schedule of Investments Focus Fund^
(Unaudited) (cont’d)

POSITIONS BY COUNTRY

Country	Investments at Value	Percentage of Net Assets
United States	$497,878,346	63.1%
Netherlands	58,892,768	7.5%
France	48,559,748	6.1%
China	46,336,700	5.9%
Canada	36,782,331	4.7%
United Kingdom	26,975,384	3.4%
Switzerland	18,829,633	2.4%
Spain	18,771,475	2.4%
Germany	14,645,925	1.8%
Israel	6,155,863	0.8%
Taiwan	1,974,648	0.2%
Short-Term Investments and Other Assets -Net	13,098,929	1.7%
	$788,901,750	100.0%

See Notes to Schedule of Investments

Schedule of Investments Focus Fund^
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of November 30, 2020:

Asset Valuation Inputs	Level 1	Level 2	Level 3(b)	Total
Investments:
Common Stocks
Commercial Services	$—	$—	$3,101,472	$3,101,472
Diversified Telecommunication Services	—	18,771,475	—	18,771,475
Food Products	—	18,829,633	—	18,829,633
IT Services	78,884,015	3,247,261	—	82,131,276
Personal Products	17,932,892	21,275,955	—	39,208,847
Software	156,746,897	10,705,810	625,025	168,077,732
Textiles, Apparel & Luxury Goods	35,682,030	41,929,718	—	77,611,748
Trading Companies & Distributors	—	17,781,862	—	17,781,862
Other Common Stocks(a)	337,946,097	—	—	337,946,097
Total Common Stocks	627,191,931	132,541,714	3,726,497	763,460,142
Limited Partnerships Units	—	6,128,295	—	6,128,295
Preferred Stocks(a)	—	—	6,214,384	6,214,384
Short-Term Investments	—	11,013,279	—	11,013,279
Total Investments	$627,191,931	$149,683,288	$9,940,881	$786,816,100

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio as well as a Positions by Country Summary.

(b)	The following is reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance, as of 9/1/2020	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 11/30/2020	Net change in unrealized appreciation/ (depreciation) from investments still held as of 11/30/2020
Investments in Securities:
Common Stocks	$3,445	$—	$—	$282	$—	$—	$—	$—	$3,727	$282
Preferred Stocks	5,464	—	—	(250)	1,000	—	—	—	6,214	(250)
Total	$8,909	$—	$—	$32	$1,000	$—	$—	$—	$9,941	$32

Quantitative Information about Level 3 Fair Value Measurements:

Investment type	Fair value at 11/30/2020	Valuation approach	Unobservable input(s)	Input value/range	Weighted average(d)	Impact to valuation from increase in input(e)
Common Stocks	$3,726,498	Market Comparables	Enterprise value/Revenue multiple(c) (EV/Revenue)	5.3x - 12.7x	6.5x	Increase
Preferred Stocks	$4,750,102	Market Comparables	Enterprise value/Revenue multiple(c) (EV/Revenue)	5.4x - 12.7x	9.2x	Increase
	1,464,282	Market Approach	Transaction Price	$5.7371 - $17.10	$9.34	Increase

(c)	Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.

(d)	The weighted averages disclosed in the table above were weighted by relative fair value.

(e)	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

^	A balance indicated with a "-", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Genesis Fund^
(Unaudited) November 30, 2020

NUMBER OF SHARES		VALUE

Common Stocks 99.0%
Air Freight & Logistics 0.5%
802,927	Forward Air Corp.	$58,669,876
Airlines 0.7%
436,479	Allegiant Travel Co.	74,284,361
Auto Components 2.8%
2,062,410	Fox Factory Holding Corp. *	179,986,521
967,950	LCI Industries	121,748,751
426,932	XPEL, Inc. *	16,172,184
		317,907,456
Banks 7.9%
1,708,100	Bank of Hawaii Corp.	127,902,528
840,497	BOK Financial Corp.	56,271,274
1,717,783	Columbia Banking System, Inc.	54,299,121
1,569,522	Community Bank System, Inc.	97,702,745
1,145,920	Cullen/Frost Bankers, Inc.	96,154,147
4,140,809	CVB Financial Corp.	78,633,963
3,483,237	First Financial Bankshares, Inc.	116,409,781
3,063,176	First Hawaiian, Inc.	67,144,818
1,918,811	Glacier Bancorp, Inc.	78,229,924
632,443	Lakeland Financial Corp.	32,121,780
1,364,398	Prosperity Bancshares, Inc.	85,725,126
		890,595,207
Biotechnology 2.0%
2,573,478	Abcam PLC	49,301,068
2,193,936	Emergent BioSolutions, Inc. *	179,749,176
		229,050,244
Building Products 1.6%
2,201,884	AAON, Inc.	143,408,705
363,836	CSW Industrials, Inc.	39,035,964
		182,444,669
Capital Markets 3.9%
990,291	Artisan Partners Asset Management, Inc. Class A	44,563,095
128,668	FactSet Research Systems, Inc.	42,944,232
603,058	Hamilton Lane, Inc. Class A	42,141,693
1,049,798	Houlihan Lokey, Inc.	68,005,914
445,249	MarketAxess Holdings, Inc.	240,069,356
		437,724,290
Chemicals 2.3%
533,165	Chase Corp. (a)	56,488,832
101,131	NewMarket Corp.	37,394,198
659,699	Quaker Chemical Corp.	162,945,653
		256,828,683
Commercial Services & Supplies 4.7%
1,974,012	IAA, Inc. *	118,282,799
1,121,305	MSA Safety, Inc.	167,567,819
2,488,143	Rollins, Inc.	142,272,017
901,272	Tetra Tech, Inc.	107,476,686
		535,599,321
Communications Equipment 0.9%
4,356,376	NetScout Systems, Inc. *(a)	102,026,326
Construction & Engineering 0.7%
465,745	Valmont Industries, Inc.	75,907,120
Construction Materials 0.7%
826,561	Eagle Materials, Inc.	75,208,785
Containers & Packaging 1.1%
985,967	AptarGroup, Inc.	124,547,352
Distributors 3.3%
1,074,580	Pool Corp.	371,922,884
Diversified Consumer Services 1.3%
883,193	Bright Horizons Family Solutions, Inc. *	150,239,961

Electrical Equipment 0.4%
902,660	Array Technologies, Inc. *	41,143,243
Electronic Equipment, Instruments & Components 6.7%
1,768,253	Cognex Corp.	132,866,530
678,285	Littelfuse, Inc.	163,147,891
620,608	National Instruments Corp.	23,229,358
1,327,591	Novanta, Inc. *	159,284,368
1,075,360	Rogers Corp. *(a)	157,981,138
325,834	Zebra Technologies Corp. Class A *	123,302,102
		759,811,387
Food & Staples Retailing 0.7%
1,981,465	Grocery Outlet Holding Corp. *	76,524,178
Food Products 1.3%
250,113	J & J Snack Foods Corp.	36,363,929
620,050	Lancaster Colony Corp.	104,993,066
360,442	Utz Brands, Inc.	7,273,720
		148,630,715
Health Care Equipment & Supplies 7.6%
118,149	Atrion Corp. (a)	70,889,400
1,950,003	Haemonetics Corp. *	220,057,839
194,325	Heska Corp. *	24,290,625
419,725	IDEXX Laboratories, Inc. *	193,484,830
752,624	Neogen Corp. *	55,859,753
1,085,335	West Pharmaceutical Services, Inc.	298,640,779
		863,223,226
Health Care Providers & Services 2.1%
412,504	Chemed Corp.	197,280,038
704,161	National Research Corp.	36,130,501
		233,410,539
Health Care Technology 0.4%
830,310	Simulations Plus, Inc.	46,472,451
Hotels, Restaurants & Leisure 0.9%
1,385,747	Texas Roadhouse, Inc.	105,039,623
Household Products 2.3%
1,377,205	Church & Dwight Co., Inc.	120,877,283
563,670	WD-40 Co.	143,346,918
		264,224,201
Insurance 1.6%
1,097,639	AMERISAFE, Inc. (a)	60,073,782

See Notes to Schedule of Investments

Schedule of Investments Genesis Fund^
(Unaudited) (cont’d)

NUMBER OF SHARES		VALUE
1,249,541	RLI Corp.	$119,618,560
		179,692,342
IT Services 1.5%
797,284	Computer Services, Inc.	45,046,546
758,487	Jack Henry & Associates, Inc.	122,010,219
		167,056,765
Life Sciences Tools & Services 3.1%
853,381	Bio-Techne Corp.	258,838,991
449,433	ICON PLC *	87,585,503
		346,424,494
Machinery 5.9%
1,538,095	Graco, Inc.	104,190,555
481,054	Kadant, Inc.	61,531,617
449,915	Lindsay Corp.	52,109,155
550,262	Nordson Corp.	112,148,898
41,958	Omega Flex, Inc.	5,946,288
1,012,337	RBC Bearings, Inc. *	170,922,979
1,760,919	Toro Co.	159,732,963
		666,582,455
Media 3.3%
78,725	Cable One, Inc.	155,928,246
493,759	Gray Television, Inc. *	8,719,784
1,464,520	Nexstar Media Group, Inc. Class A	154,140,730
1,025,748	TechTarget, Inc. *	53,851,770
		372,640,530
Multiline Retail 0.5%
639,636	Ollie's Bargain Outlet Holdings, Inc. *	56,326,346
Professional Services 1.7%
2,249,677	Exponent, Inc.	186,745,688
Real Estate Management & Development 1.3%
1,061,162	FirstService Corp.	146,493,414
Semiconductors & Semiconductor Equipment 5.7%
1,015,685	CMC Materials, Inc.	156,699,882
3,597,309	Lattice Semiconductor Corp. *	150,547,381
933,066	MKS Instruments, Inc.	128,744,447
2,936,339	Power Integrations, Inc.	209,625,241
		645,616,951
Software 12.4%
1,231,053	Altair Engineering, Inc. Class A *	66,353,757
902,985	American Software, Inc. Class A	14,827,014
1,845,509	Aspen Technology, Inc. *	248,128,685
556,864	Fair Isaac Corp. *	263,274,162
2,324,784	Manhattan Associates, Inc. *	237,685,916
1,737,280	Model N, Inc. *	59,866,669
1,679,989	Qualys, Inc. *	159,615,755
931,351	SPS Commerce, Inc. *	95,994,347
524,238	Tyler Technologies, Inc. *	224,164,169
1,306,715	Vertex, Inc. Class A *(a)	32,981,486
		1,402,891,960
Specialty Retail 3.4%
869,908	Asbury Automotive Group, Inc. *	98,099,525
1,268,419	Floor & Decor Holdings, Inc. Class A *	101,587,678
411,779	Lithia Motors, Inc. Class A	119,127,665
477,818	Tractor Supply Co.	67,281,552
		386,096,420
Trading Companies & Distributors 1.8%
1,428,292	Richelieu Hardware Ltd.	41,304,776
532,994	SiteOne Landscape Supply, Inc. *	73,606,472
394,038	Watsco, Inc.	89,588,480
		204,499,728
Total Common Stocks (Cost $4,968,565,145)		11,182,503,191
Short-Term Investments 1.0%
Investment Companies 1.0%
5,623,050	State Street Institutional Treasury Money Market Fund Premier Class, 0.01%(b)	5,623,050
109,597,179	State Street Institutional Treasury Plus Money Market Fund Premier Class, 0.01%(b)	109,597,179
Total Short-Term Investments (Cost $115,220,229)		115,220,229
Total Investments 100.0% (Cost $5,083,785,374)		11,297,723,420
Other Assets Less Liabilities 0.0%(c)		2,749,110
Net Assets 100.0%		$11,300,472,530

*	Non-income producing security.
(a)	Affiliated company (see Note § below).
(b)	Represents 7-day effective yield as of November 30, 2020.
(c)	Represents less than 0.05% of net assets of the Fund.

See Notes to Schedule of Investments

Schedule of Investments Genesis Fund^
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of November 30, 2020:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$11,182,503,191	$—	$—	$11,182,503,191
Short-Term Investments	—	115,220,229	—	115,220,229
Total Investments	$11,182,503,191	$115,220,229	$—	$11,297,723,420

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

§	Investments in Affiliates(a):

	Value at August 31, 2020	Purchase Cost	Sales Proceeds/ Return of Capital	Change in Net Unrealized Appreciation/ (Depreciation) from Investments in Affiliated Persons	Net Realized Gain/(Loss) from Investments in Affiliated Persons	Distributions from Investments in Affiliated Persons		Shares Held at November 30, 2020	Value at November 30, 2020
AMERISAFE, Inc.	$75,083,929	$-	$1,622,991	$(13,360,817)	$(26,339)	$4,162,409		1,097,639	$60,073,782
Atrion Corp.	73,879,022	2,386,673	1,781,068	(3,793,472)	198,245	410,106		118,149	70,889,400
Chase Corp.	48,619,619	3,425,321	-	4,443,892	-	426,532		533,165	56,488,832
NetScout Systems, Inc.	103,335,627	-	2,415,725	2,103,508	(997,084)	-	*	4,356,376	102,026,326
Rogers Corp.	124,905,692	-	3,060,423	35,357,401	778,468	-	*	1,075,360	157,981,138
Vertex, Inc.	-	32,850,546	-	130,940		-	*	1,306,715	32,981,486
Sub-total for affiliates held as of 11/30/20(b)	$425,823,889	$38,662,540	$8,880,207	$24,881,452	$(46,710)	$4,999,047			$480,440,964
Fox Factory Holding Corp.	$213,126,050	$-	$4,344,019	$(30,630,661)	$1,835,151	$-	*	2,062,410	$179,986,521
Power Integrations, Inc.	179,997,505	-	17,422,343	36,217,932	10,832,147	322,997		2,936,339	209,625,241
Sub-total for securities no longer affiliated as of 11/30/20(c)	$393,123,555	$-	$21,766,362	$5,587,271	$12,667,298	$322,997			$389,611,762
Total	$818,947,444	$38,662,540	$30,646,569	$30,468,723	$12,620,588	$5,322,044			$870,052,726

(a)            Affiliated persons, as defined in the Investment Company Act of 1940, as amended.

(b)            At November 30, 2020, these securities amounted to 4.25% of net assets of the Fund.

(c)            At November 30, 2020, the issuers of these securities were no longer affiliated with the Fund.

*	Non-income producing security.

^ A balance indicated with a "-", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Global Real Estate Fund^

(Unaudited) November 30, 2020

NUMBER OF SHARES		VALUE

Common Stocks 96.8%
Australia 5.2%
6,561	Charter Hall Long Wale REIT	$23,310
3,400	Goodman Group	46,621
16,240	Mirvac Group	30,756
		100,687
Belgium 2.4%
1,100	Shurgard Self Storage SA	46,579
Canada 3.9%
461	Allied Properties Real Estate Investment Trust	14,490
530	Brookfield Asset Management, Inc. Class A	21,405
476	Canadian Apartment Properties REIT	18,751
2,159	Summit Industrial Income REIT	22,027
		76,673
China 2.0%
5,000	China Resources Land Ltd.	21,675
1,600	GDS Holdings Ltd. Class A *	18,165
		39,840
France 1.1%
221	ARGAN SA	20,929
Germany 1.1%
149	LEG Immobilien AG	21,193
Hong Kong 3.8%
9,000	Henderson Land Development Co. Ltd.	37,737
2,769	Sun Hung Kai Properties Ltd.	36,974
		74,711
Japan 11.5%
3	Japan Real Estate Investment Corp.	15,575
17	LaSalle Logiport REIT	25,435
2,085	Mitsubishi Estate Co. Ltd.	36,028
1,856	Mitsui Fudosan Co. Ltd.	38,782
10	Mitsui Fudosan Logistics Park, Inc.	47,510
4	Nippon Accommodations Fund, Inc.	22,107
1,815	Nomura Real Estate Holdings, Inc.	39,290
		224,727
Singapore 3.1%
11,757	CapitaLand Ltd.	27,439
9,075	Keppel DC REIT	19,014
6,439	Mapletree Industrial Trust	14,115
		60,568
Spain 0.8%
1,679	Merlin Properties Socimi SA	15,465
Sweden 1.2%
1,453	Hufvudstaden AB, A Shares	23,024

United Kingdom 9.0%
3,868	Safestore Holdings PLC	39,776
6,769	Segro PLC	81,900
4,025	UNITE Group PLC *	52,908
		174,584
United States 51.7%
829	American Homes 4 Rent Class A	23,809
411	American Tower Corp.	95,023
594	Apartment Investment & Management Co. Class A	18,028
249	Boston Properties, Inc.	24,442
147	Camden Property Trust	14,528
456	Crown Castle International Corp.	76,412
261	CyrusOne, Inc.	18,246
385	Digital Realty Trust, Inc.	51,879
596	Douglas Emmett, Inc.	18,458
799	Duke Realty Corp.	30,410
86	Equinix, Inc.	60,010
608	Equity LifeStyle Properties, Inc.	35,623
672	Equity Residential	38,922
129	Essex Property Trust, Inc.	31,718
194	Extra Space Storage, Inc.	21,870
645	Healthcare Trust of America, Inc. Class A	16,789
896	Healthpeak Properties, Inc.	25,859
462	Highwoods Properties, Inc.	17,695
1,296	Host Hotels & Resorts, Inc.	18,183
831	Invitation Homes, Inc.	23,750
565	National Retail Properties, Inc.	21,300
375	Omega Healthcare Investors, Inc.	13,207
732	Prologis, Inc.	73,237
193	Public Storage	43,321
711	Regency Centers Corp.	32,407
151	SBA Communications Corp.	43,364
396	Simon Property Group, Inc.	32,698
607	Spirit Realty Capital, Inc.	22,362
572	Welltower, Inc.	36,025
927	Weyerhaeuser Co.	26,920
		1,006,495
Total Common Stocks (Cost $1,803,934)		1,885,475

NUMBER OF UNITS

Common Stock Units 0.5%
Singapore 0.5%
10,035	Ascendas India Trust (Cost $9,863)	10,250

See Notes to Schedule of Investments

Schedule of Investments Global Real Estate Fund^

(Unaudited) (cont’d)

NUMBER OF SHARES		VALUE

Short-Term Investments 2.2%
Investment Companies 2.2%
41,918	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.02%(a) (Cost $41,918)	$41,918
Total Investments 99.5% (Cost $1,855,715)		1,937,643
Other Assets Less Liabilities 0.5%		10,430
Net Assets 100.0%		$1,948,073

*	Non-income producing security.
(a)	Represents 7-day effective yield as of November 30, 2020.

See Notes to Schedule of Investments

Schedule of Investments Global Real Estate Fund^

(Unaudited) (cont’d)

POSITIONS BY SECTOR

Sector	Investments at Value	Percentage of Net Assets
Specialty REITs	$631,315	32.4%
Industrial & Office REITs	427,409	21.9%
Real Estate Holding & Development	360,376	18.5%
Residential REITs	310,900	16.0%
Retail REITs	108,767	5.6%
Diversified REITs	38,775	2.0%
Hotel & Lodging REITs	18,183	0.9%
Short-Term Investments and Other Assets-Net	52,348	2.7%
	$1,948,073	100.0%

See Notes to Schedule of Investments

Schedule of Investments Global Real Estate Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2020:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Belgium	$—	$46,579	$—	$46,579
France	—	20,929	—	20,929
Germany	—	21,193	—	21,193
Spain	—	15,465	—	15,465
Sweden	—	23,024	—	23,024
United Kingdom	—	174,584	—	174,584
Other Common Stocks(a)	1,583,701	—	—	1,583,701
Total Common Stocks	1,583,701	301,774	—	1,885,475
Common Stock Units	10,250	—	—	10,250
Short-Term Investments	—	41,918	—	41,918
Total Investments	$1,593,951	$343,692	$—	$1,937,643

(a)	The Schedule of Investments provides a geographic categorization as well as a Positions by Sector summary.

^	A balance indicated with a “-”, reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Greater China Equity Fund^

(Unaudited) November 30, 2020

NUMBER OF SHARES		VALUE

Common Stocks 99.4%
Auto Components 1.4%
164,000	Minth Group Ltd.	$814,599
Automobiles 1.3%
800,000	Brilliance China Automotive Holdings Ltd.	712,162
Banks 4.3%
385,000	China Merchants Bank Co. Ltd., H Shares	2,436,347
Beverages 5.3%
196,000	China Resources Beer Holdings Co. Ltd.	1,447,675
6,000	Kweichow Moutai Co. Ltd. Class A	1,562,313
		3,009,988
Biotechnology 1.1%
200,000	Akeso, Inc. *(a)	645,074
Chemicals 1.4%
200,070	Zhejiang Satellite Petrochemical Co. Ltd. Class A	786,335
Commercial Services & Supplies 1.4%
1,400,370	China Everbright International Ltd.	776,874
Construction Materials 5.5%
2,388,000	China National Building Material Co. Ltd., H Shares	3,136,329
Containers & Packaging 1.5%
56,000	Yunnan Energy New Material Co. Ltd. Class A	821,172
Diversified Consumer Services 1.2%
4,000	New Oriental Education & Technology Group, Inc. ADR *	659,400
Electronic Equipment, Instruments & Components 2.1%
60,000	Sunny Optical Technology Group Co. Ltd.	1,179,711
Food Products 6.2%
360,000	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	2,066,847
197,008	New Hope Liuhe Co. Ltd. Class A	777,293
400,000	Tingyi Cayman Islands Holding Corp.	675,005
		3,519,145
Household Durables 11.9%
461,049	Gree Electric Appliances, Inc. of Zhuhai Class A	4,667,787
320,000	Haier Electronics Group Co. Ltd.	1,525,471
40,000	Midea Group Co. Ltd. Class A	527,787
		6,721,045
Insurance 8.1%
600,000	China Pacific Insurance Group Co. Ltd., H Shares	2,283,562
198,000	Ping An Insurance Group Co. of China Ltd., H Shares	2,324,588
		4,608,150
Interactive Media & Services 8.3%
65,000	Tencent Holdings Ltd.	4,721,296
Internet & Direct Marketing Retail 12.7%
136,000	Alibaba Group Holding Ltd. *	4,586,527
60,000	JD.com, Inc., Class A *	2,621,064
		7,207,591
Machinery 6.5%
1,440,000	Weichai Power Co. Ltd., H Shares	2,939,060
559,950	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class A	728,202
		3,667,262
Pharmaceuticals 4.4%
47,000	CanSino Biologics, Inc., H Shares *(a)	1,030,828
1,520,000	CSPC Pharmaceutical Group Ltd.	1,484,496
		2,515,324
Real Estate Management & Development 6.4%
650,000	China Overseas Property Holdings Ltd.	425,168
500,000	China Resources Land Ltd.	2,167,448
4,538	China Resources Mixc Lifestyle Services Ltd. *(b)	13,056
1,200,000	CIFI Holdings Group Co. Ltd.	1,037,279
		3,642,951
Specialty Retail 4.9%
1,630,000	China Yongda Automobiles Services Holdings Ltd.	2,784,294
Textiles, Apparel & Luxury Goods 3.5%
50,000	Li Ning Co. Ltd.	270,931
100,000	Shenzhou International Group Holdings Ltd.	1,692,674
		1,963,605
Total Common Stocks (Cost $48,049,155)		56,328,654
Short-Term Investments 0.4%
Investment Companies 0.4%
217,363	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.02%(c) (Cost $217,363)	217,363
Total Investments 99.8% (Cost $48,266,518)		56,546,017
Other Assets Less Liabilities 0.2%		116,346
Net Assets 100.0%		$56,662,363

See Notes to Schedule of Investments

Schedule of Investments Greater China Equity Fund^

(Unaudited) (cont’d)

*	Non-income producing security.
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at November 30, 2020 amounted to $1,675,902, which represents 3.0% of net assets of the Fund.
(b)	Security fair valued as of November 30, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at November 30, 2020 amounted to $13,056, which represents 0.0% of net assets of the Fund.
(c)	Represents 7-day effective yield as of November 30, 2020.

See Notes to Schedule of Investments

Schedule of Investments Greater China Equity Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2020:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Real Estate Management & Development	$3,629,895	$13,056	$—	$3,642,951
Other Common Stocks(a)	52,685,703	—	—	52,685,703
Total Common Stocks	56,315,598	13,056	—	56,328,654
Short-Term Investments	—	217,363	—	217,363
Total Investments	$56,315,598	$230,419	$—	$56,546,017

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

^	A balance indicated with a “-”, reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Guardian Fund^

(Unaudited) November 30, 2020

NUMBER OF SHARES		VALUE
Common Stocks 94.1%
Aerospace & Defense 1.8%
159,000	L3Harris Technologies, Inc.	$30,526,410
Air Freight & Logistics 0.3%
20,100	FedEx Corp.	5,760,258
Banks 2.1%
640,000	Citigroup, Inc.	35,244,800
Beverages 1.8%
980,000	Keurig Dr Pepper, Inc.	29,841,000
Biotechnology 1.1%
316,500	Gilead Sciences, Inc.	19,202,055
Capital Markets 6.8%
44,815	BlackRock, Inc.	31,296,555
382,795	Blackstone Group, Inc. Class A	22,795,442
530,000	Brookfield Asset Management, Inc. Class A	21,459,700
113,000	CME Group, Inc.	19,778,390
332,380	Tradeweb Markets, Inc. Class A	19,826,467
		115,156,554
Chemicals 2.9%
58,675	Air Products & Chemicals, Inc.	16,437,214
424,275	Ashland Global Holdings, Inc.	31,892,752
		48,329,966
Commercial Services 1.4%
2,176,736	LegalZoom.com, Inc. *(a)(b)(k)	23,581,452
Commercial Services & Supplies 1.0%
143,070	Waste Management, Inc.	17,043,929
Electric Utilities 1.6%
361,000	NextEra Energy, Inc.	26,565,990
Electronic Equipment, Instruments & Components 1.8%
235,000	CDW Corp.	30,665,150
Entertainment 3.3%
382,000	Activision Blizzard, Inc.	30,361,360
84,500	Spotify Technology SA *	24,620,765
		54,982,125
Food & Staples Retailing 3.0%
74,620	Costco Wholesale Corp. (c)	29,233,877
141,000	Walmart, Inc.	21,543,390
		50,777,267
Food Products 0.6%
130,000	Mondelez International, Inc. Class A	7,468,500
288,800	Whole Earth Brands, Inc. *	2,394,152
		9,862,652
Health Care Equipment & Supplies 4.5%
238,620	Baxter International, Inc. (c)	18,151,823
95,470	Becton, Dickinson & Co.	22,420,175
19,475	DexCom, Inc. *	6,225,768
256,320	Medtronic PLC	29,143,584
		75,941,350
Health Care Providers & Services 3.1%
50,200	Humana, Inc.	20,106,104
98,000	UnitedHealth Group, Inc.	32,961,320
		53,067,424
Hotels, Restaurants & Leisure 2.4%
185,000	McDonald’s Corp.	40,226,400
Interactive Media & Services 7.4%
40,985	Alphabet, Inc. Class A *(c)	71,904,084
154,550	Facebook, Inc. Class A *(c)	42,805,714
138,060	Pinterest, Inc. Class A *(d)	9,666,961
		124,376,759
Internet & Direct Marketing Retail 6.9%
47,620	Alibaba Group Holding Ltd. ADR *	12,541,203
19,500	Amazon.com, Inc. *	61,776,780
363,000	Chewy, Inc. Class A *(e)	28,161,540
107,370	Expedia Group, Inc.	13,366,491
		115,846,014
IT Services 4.7%
287,787	Druva, Inc. Ser.4 Preference Shares *(a)(b)(k)	1,500,003
47,150	PayPal Holdings, Inc. *	10,095,758
377,670	Repay Holdings Corp. *	9,113,177
146,670	Visa, Inc. Class A (c)	30,852,035
156,890	WEX, Inc. *	27,179,624
		78,740,597
Life Sciences Tools & Services 1.4%
49,370	Thermo Fisher Scientific, Inc.	22,956,063
Multi-Utilities 1.0%
171,465	WEC Energy Group, Inc.	16,280,602
Oil, Gas & Consumable Fuels 0.1%
329	Venture Global LNG, Inc. Ser. C *(a)(b)(k)	1,612,100
Pharmaceuticals 1.2%
146,325	Johnson & Johnson	21,170,301
Professional Services 4.7%
196,500	Equifax, Inc.	32,795,850
475,400	IHS Markit Ltd.	47,283,284
		80,079,134
Road & Rail 1.9%
153,235	Uber Technologies, Inc. *	7,609,650
116,630	Union Pacific Corp.	23,801,851
		31,411,501
Software 17.8%
52,000	Adobe, Inc. *	24,880,440
500,000	Anaplan, Inc. *	34,995,000
100,000	Atlassian Corp. PLC Class A *	22,505,000
48,968	AvidXchange, Inc. *(a)(b)(k)	3,000,025
75,000	Duck Creek Technologies, Inc. *	2,982,000
1,243,177	Duck Creek Technologies, Inc. *(a)(k)	47,762,860
22,510	Intuit, Inc. (d)	7,923,970
365,000	Microsoft Corp. (c)	78,135,550

See Notes to Schedule of Investments

Schedule of Investments Guardian Fund^

(Unaudited) (cont’d)

NUMBER OF SHARES		VALUE
117,000	salesforce.com, Inc. *	$28,758,600
67,105	ServiceNow, Inc. *	35,870,978
62,485	Workday, Inc. Class A *(d)	14,046,003
		300,860,426
Specialty Retail 1.9%
118,000	Home Depot, Inc.	32,734,380
Technology Hardware, Storage & Peripherals 3.8%
533,000	Apple, Inc.	63,453,650
Textiles, Apparel & Luxury Goods 1.8%
232,000	NIKE, Inc. Class B	31,250,400

NUMBER OF UNITS
Total Common Stocks (Cost $949,035,536)		1,587,546,709
Limited Partnerships Units 2.3%
Capital Markets 2.3%
1,430,550	CC DNB Holdings, L.P. (Cost $31,000,019)*(a)(k)	37,995,408

NUMBER OF SHARES
Preferred Stocks 2.6%
Capital Markets 0.1%
174,304	DoubleVerify Ser. A *(a)(b)(k)	1,000,000
Food Products 0.4%
626,667	Sweetgreen, Inc. Ser. D *(a)(b)(k)	5,640,003
59,031	Sweetgreen, Inc. Ser. I *(a)(b)(k)	1,009,430
		6,649,433
Software 0.7%
195,872	AvidXchange, Inc. Ser. F *(a)(b)(k)	12,000,098
Specialty Retail 1.4%
1,359,167	Fanatics, Inc. Ser. E *(a)(b)(k)	23,499,997
Total Preferred Stocks (Cost $42,629,509)		43,149,528
Warrants 0.0%(f)
Food Products 0.0%(f)
144,400	Whole Earth Brands, Inc. Expires 6/25/2025 (Cost $207,647)*	121,383
Total Options Purchased 0.1%(g) (Cost $1,454,689)		1,993,013
Short-Term Investments 2.6%
Investment Companies 2.6%
16,813,725	State Street Institutional Treasury Money Market Fund Premier Class, 0.01%(d)(h)	16,813,725
27,494,447	State Street Navigator Securities Lending Government Money Market Portfolio, 0.09%(h)(i)	27,494,447
Total Short-Term Investments (Cost $44,308,172)		44,308,172
Total Investments 101.7% (Cost $1,068,635,572)		1,715,114,213
Liabilities Less Other Assets(j) (1.7)%		(27,906,990)
Net Assets 100.0%		$1,687,207,223

*	Non-income producing security.
(a)	Security fair valued as of November 30, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at November 30, 2020 amounted to $158,601,376, which represents 9.4% of net assets of the Fund.
(b)	Value determined using significant unobservable inputs.
(c)	All or a portion of the security is pledged as collateral for options written.
(d)	All or a portion of this security is segregated in connection with obligations for options written with a total value of $45,370,238.
(e)	The security or a portion of this security is on loan at November 30, 2020. Total value of all such securities at November 30, 2020 amounted to $28,158,670 for the Fund.
(f)	Represents less than 0.05% of net assets of the Fund.
(g)	See “Purchased option contracts” under Derivative Instruments.
(h)	Represents 7-day effective yield as of November 30, 2020.
(i)	Represents investment of cash collateral received from securities lending.
(j)	Includes the impact of the Fund’s open positions in derivatives at November 30, 2020.

(k)	These securities have been deemed by the investment manager to be illiquid, and are subject to restrictions on resale.

See Notes to Schedule of Investments

Schedule of Investments Guardian Fund^

(Unaudited) (cont’d)

At November 30, 2020, these securities amounted to $158,601,376, which represents 9.4% of net assets of the Fund.

Restricted Security	Acquisition Date	Acquisition Cost	Acquisition Cost Percentage of Net Assets as of Acquisition date	Value as of 11/30/2020	Fair Value Percentage of Net Assets as of 11/30/2020
AvidXchange, Inc.	4/7/2020	$2,400,020	0.1%	$3,000,025	0.2%
AvidXchange, Inc. (Ser. F Preferred Shares)	4/7/2020	9,600,079	0.6%	12,000,098	0.7%
CC DNB Holdings, L.P.	7/6/2020	31,000,019	1.8%	37,995,408	2.2%
DoubleVerify (Ser. A Preferred Shares)	11/18/2020	1,000,000	0.1%	1,000,000	0.1%
Druva, Inc.	6/14/2019	1,500,003	0.1%	1,500,003	0.1%
Duck Creek Technologies, Inc.	8/18/2020	15,450,014	0.9%	47,762,860	2.8%
Fanatics (Ser. E Preferred Shares)	8/13/2020	23,499,998	1.4%	23,499,997	1.4%
LegalZoom.com, Inc.	8/22/2018	21,437,584	1.3%	23,581,452	1.4%
Sweetgreen, Inc. (Ser. D Preferred Shares)	11/30/2018	7,520,004	0.4%	5,640,003	0.3%
Sweetgreen, Inc. (Ser. I Preferred Shares)	9/13/2019	1,009,430	0.1%	1,009,430	0.1%
Venture Global LNG, Inc. Ser. C	11/21/2018	2,303,000	0.1%	1,612,100	0.1%
Total		$116,720,151	6.9%	$158,601,376	9.4%

Derivative Instruments

Purchased option contracts (“options purchased”)

At November 30, 2020, the Fund had outstanding options purchased as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls
Aerospace & Defense
L3harris Technologies, Inc.	450	$8,639,550	$190	2/19/2021	$537,750

Air Freight & Logistics
FedEx Corp.	467	13,383,286	270	1/15/2021	1,259,733

Beverages
Keurig Dr Pepper, Inc.	2,300	7,003,500	31	1/15/2021	178,250
Total calls					$1,975,733

Puts
Software
Anaplan, Inc.	768	$5,375,232	$55	12/18/2020	$17,280
Total puts					$17,280
Total options purchased (cost $1,454,689)					$1,993,013

See Notes to Schedule of Investments

Schedule of Investments Guardian Fund^

(Unaudited) (cont’d)

Written option contracts ("options written")

At November 30, 2020, the Fund had outstanding options written as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls

Air Freight & Logistics
FedEx Corp.	467	$(13,383,286)	$330	1/15/2021	$(198,475)

IT Services
Visa, Inc.	182	(3,828,370)	200	12/18/2020	(210,665)

Software
Anaplan, Inc.	226	(1,581,774)	75	1/15/2021	(61,020)
Total calls					$(470,160)

Puts

Aerospace & Defense
L3harris Technologies, Inc.	450	$(8,639,550)	$160	2/19/2021	$(81,000)

Air Freight & Logistics
FedEx Corp.	467	(13,383,286)	230	1/15/2021	(107,410)

Beverages
Keurig Dr Pepper, Inc.	2,300	(7,003,500)	27	1/15/2021	(46,000)

Entertainment
Activision Blizzard, Inc.	550	(4,371,400)	62.5	1/15/2021	(13,200)

Internet & Direct Marketing Retail
Chewy, Inc.	750	(5,818,500)	55	12/18/2020	(18,750)
Total puts					$(266,360)

Total options written (premium received $1,565,915)					$(736,520)

At November 30, 2020, the Fund had securities pledged in the amount of $37,030,310 to cover collateral requirements for options written.

See Notes to Schedule of Investments

Schedule of Investments Guardian Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2020:

Asset Valuation Inputs	Level 1	Level 2	Level 3(c)	Total
Investments:
Common Stocks
Commercial Services	$—	$—	$23,581,452	$23,581,452
IT Services	77,240,594	—	1,500,003	78,740,597
Oil, Gas & Consumable Fuels	—	—	1,612,100	1,612,100
Software	250,097,541	47,762,860	3,000,025	300,860,426
Other Common Stocks(a)	1,182,752,134	—	—	1,182,752,134
Total Common Stocks	1,510,090,269	47,762,860	29,693,580	1,587,546,709
Limited Partnerships Units(a)	—	37,995,408	—	37,995,408
Preferred Stocks(a)	—	—	43,149,528	43,149,528
Warrants(a)	121,383	—	—	121,383
Options Purchased(b)	1,993,013	—	—	1,993,013
Short-Term Investments	—	44,308,172	—	44,308,172
Total Investments	$1,512,204,665	$130,066,440	$72,843,108	$1,715,114,213

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.
(b)	The “purchased option contracts” table under Derivative Instruments provides information on the industry or sector categorization for the portfolio.
(c)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000’s omitted)	Beginning balance, as of 9/1/2020	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 11/30/2020	Net change in unrealized appreciation/ (depreciation) from investments still held at 11/30/2020
Investments in Securities:
Common Stocks	$27,550	$—	$—	$2,143	$—	$—	$—	$—	$29,693	$2,143
Preferred Stocks	42,776	—	—	(626)	1,000	—	—	—	43,150	(626)
Total Investments	$70,326	$—	$—	$1,517	$1,000	$—	$—	$—	$72,843	$1,517

Quantitative Information about Level 3 Fair Value Measurements:

Investment type	Fair value at 11/30/2020	Valuation approach	Unobservable input(s)	Input value/range	Weighted Average (e)	Impact to valuation from decrease in input (f)
Common Stocks	$1,612,100	Market Comparables	Enterprise value/EBITDA multiple(d) (EV/EBITDA)	12.5x	12.5x	Increase
	28,081,480	Market Comparables	Enterprise value/Revenue multiple(d) (EV/Revenue)	5.3x — 12.7x	6.3x	Increase
Preferred Stocks	17,640,101	Market Comparables	Enterprise value/Revenue multiple(d) (EV/Revenue)	5.4x — 12.7x	10.4x	Increase
	25,509,427	Market Approach	Transaction Price	$5.7371—$17.29	$16.83	Increase

(d) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.

(e) The weighted averages disclosed in the table above were weighted by relative fair value.

(f)  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

See Notes to Schedule of Investments

Schedule of Investments Guardian Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of November 30, 2020:

Other Financial Instruments

	Level 1	Level 2	Level 3(a)	Total
Options Written
Liabilities	$(736,520)	$—	$—	$(736,520)
Total	$(736,520)	$—	$—	$(736,520)

(a) The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 9/1/2020	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 11/30/2020	Net change in unrealized appreciation/ (depreciation) from investments still held at 11/30/2020
Other Financial Instruments:
(000’s omitted)
Options Written(b)	$—	$—	$218	$(218)	$—	$—	$—	$—	$—	$—
Total	$—	$—	$218	$(218)	$—	$—	$—	$—	$—	$—

(b)  At the beginning of the period, these investments were valued in accordance with procedures approved by the Board of Trustees.

^ A balance indicated with a “-”, reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Integrated Large Cap Fund^

(Unaudited) November 30, 2020

NUMBER OF SHARES		VALUE

Common Stocks 99.6%
Auto Components 0.4%
446	Gentex Corp.	$14,535
Banks 1.5%
640	Bank OZK	17,894
1,094	Citizens Financial Group, Inc.	35,730
		53,624
Biotechnology 1.2%
79	Regeneron Pharmaceuticals, Inc. *	40,766
Building Products 1.4%
330	Trane Technologies PLC	48,259
Capital Markets 3.5%
352	Blackstone Group, Inc. Class A	20,961
296	Intercontinental Exchange, Inc.	31,231
1,171	Morgan Stanley	72,403
		124,595
Chemicals 1.3%
167	Air Products & Chemicals, Inc.	46,783
Communications Equipment 2.2%
891	Cisco Systems, Inc.	38,331
225	Motorola Solutions, Inc.	38,594
		76,925
Containers & Packaging 0.5%
136	Packaging Corp. of America	17,680
Diversified Financial Services 1.7%
259	Berkshire Hathaway, Inc. Class B *	59,288
Diversified Telecommunication Services 1.1%
670	Verizon Communications, Inc.	40,475
Electric Utilities 0.9%
432	NextEra Energy, Inc.	31,791
Electrical Equipment 1.6%
204	AMETEK, Inc.	24,180
206	Eaton Corp. PLC	24,949
116	Emerson Electric Co.	8,911
		58,040
Electronic Equipment, Instruments & Components 2.3%
347	Amphenol Corp. Class A	45,391
220	TE Connectivity Ltd.	25,073
33	Zebra Technologies Corp. Class A *	12,488
		82,952
Entertainment 1.1%
293	Electronic Arts, Inc. *	37,431
Equity Real Estate Investment Trusts 3.3%
551	American Homes 4 Rent Class A	15,825
93	American Tower Corp.	21,502
454	Americold Realty Trust	15,495
274	Equity LifeStyle Properties, Inc.	16,054
125	Mid-America Apartment Communities, Inc.	15,770
331	Prologis, Inc.	33,116
		117,762
Food & Staples Retailing 2.2%
520	Walmart, Inc.	79,451
Health Care Equipment & Supplies 2.5%
75	Cooper Cos., Inc.	25,141
155	Hill-Rom Holdings, Inc.	14,703
441	Medtronic PLC	50,142
		89,986
Health Care Providers & Services 2.4%
80	Humana, Inc.	32,042
156	UnitedHealth Group, Inc.	52,469
		84,511
Hotels, Restaurants & Leisure 1.3%
214	McDonald's Corp.	46,532
Household Durables 1.0%
474	Lennar Corp. Class A	35,958
Household Products 2.5%
637	Procter & Gamble Co.	88,460
Independent Power and Renewable Electricity Producers 1.1%
2,023	Vistra Energy Corp.	37,790
Industrial Conglomerates 2.1%
355	Honeywell International, Inc.	72,392
Insurance 3.0%
98	Aon PLC Class A	20,079
161	Assurant, Inc.	20,788
447	Hartford Financial Services Group, Inc.	19,758
500	Progressive Corp.	43,555
		104,180
Interactive Media & Services 4.5%
90	Alphabet, Inc. Class A *	157,896
Internet & Direct Marketing Retail 5.5%
61	Amazon.com, Inc. *	193,250
IT Services 2.3%
131	Fidelity National Information Services, Inc.	19,442
302	Visa, Inc. Class A	63,525
		82,967
Life Sciences Tools & Services 1.9%
145	Thermo Fisher Scientific, Inc.	67,422
Machinery 1.7%
153	Caterpillar, Inc.	26,559
260	Dover Corp.	31,728
		58,287
Media 3.0%
723	Altice USA, Inc. Class A *	24,524
9	Cable One, Inc.	17,826

See Notes to Schedule of Investments

Schedule of Investments Integrated Large Cap Fund^

(Unaudited) (cont’d)

NUMBER OF SHARES		VALUE
1,296	Comcast Corp. Class A	$65,111
		107,461
Metals & Mining 0.9%
886	Steel Dynamics, Inc.	32,082
Multi-Utilities 0.5%
216	Dominion Energy, Inc.	16,954
Oil, Gas & Consumable Fuels 2.5%
1,868	Cabot Oil & Gas Corp.	32,727
419	Chevron Corp.	36,529
172	Pioneer Natural Resources Co.	17,300
		86,556
Personal Products 0.3%
148	Unilever PLC ADR	9,037
Pharmaceuticals 5.8%
809	Bristol-Myers Squibb Co.	50,481
598	Johnson & Johnson	86,519
196	Novartis AG ADR	17,803
305	Zoetis, Inc.	48,916
		203,719
Road & Rail 1.8%
719	CSX Corp.	64,746
Semiconductors & Semiconductor Equipment 5.3%
229	Analog Devices, Inc.	31,849
88	ASML Holding NV	38,520
51	Lam Research Corp.	23,086
197	QUALCOMM, Inc.	28,992
394	Texas Instruments, Inc.	63,533
		185,980
Software 8.5%
85	Adobe, Inc. *	40,670
359	CDK Global, Inc.	17,196
991	Microsoft Corp.	212,144
55	ServiceNow, Inc. *	29,400
		299,410
Specialty Retail 2.3%
299	Home Depot, Inc.	82,946
Technology Hardware, Storage & Peripherals 6.6%
1,956	Apple, Inc.	232,862
Textiles, Apparel & Luxury Goods 1.3%
350	NIKE, Inc. Class B	47,145
Tobacco 1.1%
494	Philip Morris International, Inc.	37,420
Trading Companies & Distributors 0.9%
135	United Rentals, Inc. *	30,642
Wireless Telecommunication Services 0.8%
223	T-Mobile U.S., Inc. *	29,646
Total Common Stocks (Cost $2,807,229)		3,516,594
Short-Term Investments 0.3%
Investment Companies 0.3%
9,949	State Street Institutional Treasury Money Market Fund Premier Class, 0.01%(a)(Cost $9,949)	9,949
Total Investments 99.9% (Cost $2,817,178)		$3,526,543
Other Assets Less Liabilities 0.1%		2,373
Net Assets 100.0%		$3,528,916

*	Non-income producing security.

(a)	Represents 7-day effective yield as of November 30, 2020.

See Notes to Schedule of Investments

Schedule of Investments Integrated Large Cap Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of November 30, 2020:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total

Investments:
Common Stocks(a)	$3,516,594	$—	$—	$3,516,594
Short-Term Investments	—	9,949	—	9,949
Total Investments	$3,516,594	$9,949	$—	$3,526,543

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

^	A balance indicated with a "-", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments International Equity Fund^

(Unaudited) November 30, 2020

NUMBER OF SHARES		VALUE

Common Stocks 96.4%
Austria 1.4%
524,983	BAWAG Group AG *(a)	$23,718,619
Belgium 1.0%
229,774	KBC Group NV *	15,994,956
Canada 0.8%
90,200	Kinaxis, Inc. *	13,598,412
France 7.6%
79,889	Air Liquide SA	13,055,491
68,289	Arkema SA	7,952,712
166,865	Pernod-Ricard SA	31,885,354
181,144	Schneider Electric SE	25,237,981
109,276	Teleperformance	36,339,511
339,431	TOTAL SE	14,407,275
		128,878,324
Germany 10.9%
54,361	adidas AG *	17,348,963
328,918	Brenntag AG	25,187,980
66,457	Deutsche Boerse AG	11,069,887
301,725	Gerresheimer AG	35,206,910
693,905	Infineon Technologies AG	24,481,647
272,407	QIAGEN NV *	13,146,362
27,567	SAP SE	3,327,786
230,755	SAP SE ADR	27,958,276
237,364	Scout24 AG (a)	18,087,243
107,769	Stabilus SA	7,578,465
		183,393,519
Hong Kong 3.5%
1,636,000	AIA Group Ltd.	17,930,241
3,838,800	HKBN Ltd.	6,636,510
2,741,800	Techtronic Industries Co. Ltd.	35,143,346
		59,710,097
India 1.3%
1,472,689	Infosys Ltd. ADR	22,414,327
Ireland 5.4%
874,210	CRH PLC	33,896,550
260,293	Kerry Group PLC Class A	36,497,785
499,801	Smurfit Kappa Group PLC	21,264,561
		91,658,896
Israel 2.1%
296,087	Check Point Software Technologies Ltd. *	34,843,518
Italy 1.2%
1,033,715	Nexi SpA *(a)	19,518,255
Japan 11.8%
509,900	Bridgestone Corp.	17,797,659
114,300	Daikin Industries Ltd.	25,909,095
206,400	Hoya Corp.	27,500,230
1,324,600	Ichigo, Inc.	4,186,954
94,000	Kao Corp.	7,030,192
2,194,400	Sanwa Holdings Corp.	26,694,329
230,400	SCSK Corp.	13,748,966
189,700	Shionogi & Co. Ltd.	10,162,760
177,100	TechnoPro Holdings, Inc.	14,927,969
357,800	Terumo Corp.	14,212,611
305,800	Tokio Marine Holdings, Inc.	15,202,126
325,600	Toyota Motor Corp.	21,828,299
		199,201,190
Netherlands 7.8%
219,939	AerCap Holdings NV *	8,084,958
83,107	ASML Holding NV	36,108,656
292,460	Heineken NV	30,832,420
577,427	Intertrust NV *(a)	9,908,594
464,187	Koninklijke Philips NV	23,921,120
148,098	NXP Semiconductors NV	23,461,685
		132,317,433
Norway 0.7%
1,482,493	Sbanken ASA *(a)	11,855,566
Singapore 1.0%
890,700	DBS Group Holdings Ltd.	16,736,115
Sweden 2.1%
1,125,484	Assa Abloy AB Class B (b)	26,931,518
101,451	Autoliv, Inc.	9,034,212
		35,965,730
Switzerland 13.8%
346,404	Julius Baer Group Ltd.	19,967,436
30,442	Lonza Group AG	19,153,269
275,008	Novartis AG	24,897,980
19,624	Partners Group Holding AG	21,158,224
109,724	Roche Holding AG	36,038,508
5,343	SGS SA	15,257,886
1,386,784	SIG Combibloc Group AG *	32,037,359
105,590	Sonova Holding AG	26,223,945
51,466	Tecan Group AG	22,628,788
1,069,799	UBS Group AG	15,174,142
		232,537,537
United Kingdom 20.3%
972,418	Barratt Developments PLC *	7,972,254
1,194,238	Bunzl PLC	37,196,340
1,451,544	Clinigen Group PLC	12,609,917
375,060	DCC PLC	28,238,645
499,640	Diageo PLC	19,234,128
2,717,002	Electrocomponents PLC	29,257,941
760,598	Fevertree Drinks PLC	23,338,717
4,539,780	Ibstock PLC *(a)	11,692,765
138,127	London Stock Exchange Group PLC	14,897,221
1,027,545	Prudential PLC	15,801,297
328,301	Reckitt Benckiser Group PLC	28,656,590
1,208,014	RELX PLC	27,954,782
981,127	Rightmove PLC *	8,176,987
307,318	Savills PLC *	3,734,188
876,424	Smith & Nephew PLC	16,928,073
234,530	Spectris PLC	8,259,953
905,208	St. James’s Place PLC	12,126,778
462,653	Unilever PLC	28,046,332
425,000	Weir Group PLC *	9,382,078
		343,504,986

See Notes to Schedule of Investments

Schedule of Investments International Equity Fund^

(Unaudited) (cont’d)

NUMBER OF SHARES		VALUE

United States 3.7%
142,609	Aon PLC Class A	$29,219,158
297,439	Ferguson PLC	33,295,032
		62,514,190
Total Common Stocks (Cost $1,294,453,643)		1,628,361,670
Short-Term Investments 4.7%
Investment Companies 4.7%
51,357,049	State Street Institutional Treasury Money Market Fund Premier Class, 0.01%(c)	51,357,049
27,978,752	State Street Navigator Securities Lending Government Money Market Portfolio, 0.09%(c)(d)	27,978,752
Total Short-Term Investments (Cost $79,335,801)		79,335,801
Total Investments 101.1% (Cost $1,373,789,444)		1,707,697,471
Liabilities Less Other Assets (1.1)%		(19,257,873)
Net Assets 100.0%		$1,688,439,598

*	Non-income producing security.
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at November 30, 2020 amounted to $94,781,042, which represents 5.6% of net assets of the Fund.
(b)	The security or a portion of this security is on loan at November 30, 2020. Total value of all such securities at November 30, 2020 amounted to $26,080,087 for the Fund.
(c)	Represents 7-day effective yield as of November 30, 2020.
(d)	Represents investment of cash collateral received from securities lending.

See Notes to Schedule of Investments

Schedule of Investments International Equity Fund^

(Unaudited) (cont’d)

POSITIONS BY INDUSTRY

Industry	Investments at Value	Percentage of Net Assets
Trading Companies & Distributors	$107,834,271	6.4%
Beverages	105,290,619	6.2%
Professional Services	104,388,742	6.2%
Capital Markets	94,393,688	5.6%
Semiconductors & Semiconductor Equipment	84,051,988	5.0%
Health Care Equipment & Supplies	81,285,749	4.8%
Software	79,727,992	4.7%
Building Products	79,534,942	4.7%
Insurance	78,152,822	4.6%
Pharmaceuticals	71,099,248	4.2%
Banks	68,305,256	4.0%
IT Services	55,681,548	3.3%
Containers & Packaging	53,301,920	3.1%
Machinery	52,103,889	3.1%
Life Sciences Tools & Services	48,385,067	2.9%
Chemicals	46,196,183	2.7%
Construction Materials	45,589,315	2.7%
Food Products	36,497,785	2.2%
Electronic Equipment, Instruments & Components	35,760,183	2.1%
Packaging & Containers	35,206,910	2.1%
Personal Products	35,076,524	2.1%
Household Products	28,656,590	1.7%
Industrial Conglomerates	28,238,645	1.7%
Auto Components	26,831,871	1.6%
Interactive Media & Services	26,264,230	1.6%
Electrical Equipment	25,237,981	1.5%
Automobiles	21,828,299	1.3%
Aerospace & Defense	19,153,269	1.1%
Textiles, Apparel & Luxury Goods	17,348,963	1.0%
Oil, Gas & Consumable Fuels	14,407,275	0.8%
Household Durables	7,972,254	0.5%
Real Estate Management & Development	7,921,142	0.5%
Diversified Telecommunication Services	6,636,510	0.4%
Short-Term Investments and Other Liabilities-Net	60,077,928	3.6%

	$1,688,439,598	100.0%

See Notes to Schedule of Investments

Schedule of Investments International Equity Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2020:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Austria	$—	$23,718,619	$—	$23,718,619
Belgium	—	15,994,956	—	15,994,956
France	—	128,878,324	—	128,878,324
Germany	41,104,638	142,288,881	—	183,393,519
Ireland	—	91,658,896	—	91,658,896
Italy	—	19,518,255	—	19,518,255
Netherlands	31,546,643	100,770,790	—	132,317,433
Norway	—	11,855,566	—	11,855,566
Sweden	9,034,212	26,931,518	—	35,965,730
Switzerland	—	232,537,537	—	232,537,537
United Kingdom	28,046,332	315,458,654	—	343,504,986
United States	29,219,158	33,295,032	—	62,514,190
Other Common Stocks(a)	346,503,659	—	—	346,503,659
Total Common Stocks	485,454,642	1,142,907,028	—	1,628,361,670
Short-Term Investments	—	79,335,801	—	79,335,801
Total Investments	$485,454,642	$1,222,242,829	$—	$1,707,697,471

(a)	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

^	A balance indicated with a “-”, reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments International Select Fund^
(Unaudited) November 30, 2020

NUMBER OF SHARES		VALUE

Common Stocks 99.0%
Austria 1.5%
49,945	BAWAG Group AG *(a)	$2,256,504
Belgium 0.9%
21,178	KBC Group NV *	1,474,236
France 8.7%
7,298	Air Liquide SA	1,192,642
6,301	Arkema SA	733,794
2,117	L'Oreal SA	779,259
12,916	Pernod-Ricard SA	2,468,050
19,447	Schneider Electric SE	2,709,463
11,411	Teleperformance	3,794,705
43,363	TOTAL SE	1,840,559
		13,518,472
Germany 11.2%
5,039	adidas AG *	1,608,164
30,602	Brenntag AG	2,343,449
8,455	Deutsche Boerse AG	1,408,368
32,292	Gerresheimer AG	3,768,006
61,886	Infineon Technologies AG	2,183,399
25,135	QIAGEN NV *	1,213,015
3,441	SAP SE	415,385
22,755	SAP SE ADR	2,756,996
22,068	Scout24 AG (a)	1,681,591
		17,378,373
Hong Kong 3.7%
205,500	AIA Group Ltd.	2,252,240
266,600	Techtronic Industries Co. Ltd.	3,417,177
		5,669,417
India 1.5%
149,252	Infosys Ltd. ADR	2,271,615
Ireland 5.8%
91,242	CRH PLC	3,537,810
24,146	Kerry Group PLC Class A	3,385,706
46,739	Smurfit Kappa Group PLC	1,988,560
		8,912,076
Israel 2.3%
30,263	Check Point Software Technologies Ltd. *	3,561,350
Italy 1.2%
94,824	Nexi SpA *(a)	1,790,435
Japan 11.0%
57,800	Bridgestone Corp.	2,017,464
9,000	Daikin Industries Ltd.	2,040,086
20,400	Hoya Corp.	2,718,046
12,900	Kao Corp.	964,782
160,700	Sanwa Holdings Corp.	1,954,875
21,300	SCSK Corp.	1,271,063
23,600	Shionogi & Co. Ltd. (b)	1,264,318
31,500	Terumo Corp.	1,251,250
28,300	Tokio Marine Holdings, Inc.	1,406,868
32,000	Toyota Motor Corp.	2,145,287
		17,034,039
Netherlands 7.8%
20,259	AerCap Holdings NV *	744,721
7,645	ASML Holding NV	3,321,630
30,867	Heineken NV	3,254,135
50,899	Koninklijke Philips NV	2,622,997
13,741	NXP Semiconductors NV	2,176,849
		12,120,332
Singapore 1.2%
103,100	DBS Group Holdings Ltd.	1,937,233
Sweden 2.2%
106,635	Assa Abloy AB Class B (b)	2,551,651
9,357	Autoliv, Inc.	833,241
		3,384,892
Switzerland 15.0%
36,687	Julius Baer Group Ltd.	2,114,714
3,737	Lonza Group AG	2,351,218
32,227	Novartis AG	2,917,687
1,812	Partners Group Holding AG	1,953,664
13,409	Roche Holding AG	4,404,144
623	SGS SA	1,779,087
129,791	SIG Combibloc Group AG *	2,998,420
11,519	Sonova Holding AG	2,860,817
124,505	UBS Group AG	1,765,992
		23,145,743
United Kingdom 21.1%
134,595	Barratt Developments PLC *	1,103,461
129,804	Bunzl PLC	4,042,941
40,782	DCC PLC	3,070,518
46,045	Diageo PLC	1,772,547
258,764	Electrocomponents PLC	2,786,491
66,506	Fevertree Drinks PLC	2,040,716
12,767	London Stock Exchange Group PLC	1,376,942
113,521	Prudential PLC	1,745,694
35,838	Reckitt Benckiser Group PLC	3,128,211
128,360	RELX PLC	2,970,392
136,882	Rightmove PLC *	1,140,813
79,091	Smith & Nephew PLC	1,527,638
22,460	Spectris PLC	791,023
83,708	St. James's Place PLC	1,121,409
43,006	Unilever PLC	2,607,052
67,365	Weir Group PLC *	1,487,115
		32,712,963
United States 3.9%
13,156	Aon PLC Class A	2,695,533
29,184	Ferguson PLC	3,266,828
		5,962,361
Total Common Stocks (Cost $119,014,254)		153,130,041
Short-Term Investments 2.7%
Investment Companies 2.7%
918,260	State Street Institutional Treasury Money Market Fund Premier Class, 0.01%(c)	918,260

See Notes to Schedule of Investments

Schedule of Investments International Select Fund^
(Unaudited) (cont’d)

NUMBER OF SHARES		VALUE
3,228,461	State Street Navigator Securities Lending Government Money Market Portfolio, 0.09%(c)(d)	$3,228,461
Total Short-Term Investments (Cost $4,146,721)		4,146,721
Total Investments 101.7% (Cost $123,160,975)		157,276,762
Liabilities Less Other Assets (1.7)%		(2,625,620)
Net Assets 100.0%		$154,651,142

*	Non-income producing security.
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at November 30, 2020 amounted to $5,728,530, which represents 3.7% of net assets of the Fund.
(b)	The security or a portion of this security is on loan at November 30, 2020. Total value of all such securities at November 30, 2020 amounted to $3,019,037 for the Fund.
(c)	Represents 7-day effective yield as of November 30, 2020.

(d)	Represents investment of cash collateral received from securities lending.

See Notes to Schedule of Investments

Schedule of Investments International Select Fund^
(Unaudited) (cont’d)

POSITIONS BY INDUSTRY

Industry	Investments at Value	Percentage of Net Assets
Trading Companies & Distributors	$10,840,981	7.0%
Capital Markets	9,741,089	6.3%
Beverages	9,535,448	6.2%
Pharmaceuticals	8,586,149	5.6%
Professional Services	8,544,184	5.5%
Health Care Equipment & Supplies	8,262,702	5.3%
Insurance	8,100,335	5.2%
Semiconductors & Semiconductor Equipment	7,681,878	5.0%
Software	6,733,731	4.4%
Building Products	6,546,612	4.2%
Banks	5,667,973	3.7%
IT Services	5,333,113	3.4%
Containers & Packaging	4,986,980	3.2%
Machinery	4,904,292	3.2%
Personal Products	4,351,093	2.8%
Chemicals	4,269,885	2.8%
Packaging & Containers	3,768,006	2.4%
Construction Materials	3,537,810	2.3%
Electronic Equipment, Instruments & Components	3,509,069	2.3%
Food Products	3,385,706	2.2%
Household Products	3,128,211	2.0%
Industrial Conglomerates	3,070,518	2.0%
Auto Components	2,850,705	1.8%
Interactive Media & Services	2,822,404	1.8%
Electrical Equipment	2,709,463	1.8%
Aerospace & Defense	2,351,218	1.5%
Automobiles	2,145,287	1.4%
Oil, Gas & Consumable Fuels	1,840,559	1.2%
Textiles, Apparel & Luxury Goods	1,608,164	1.0%
Life Sciences Tools & Services	1,213,015	0.8%
Household Durables	1,103,461	0.7%
Short-Term Investments and Other Liabilities-Net	1,521,101	1.0%

	$154,651,142	100.0%

See Notes to Schedule of Investments

Schedule of Investments International Select Fund^
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of November 30, 2020:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Austria	$—	$2,256,504	$—	$2,256,504
Belgium	—	1,474,236	—	1,474,236
France	—	13,518,472	—	13,518,472
Germany	3,970,011	13,408,362	—	17,378,373
Ireland	—	8,912,076	—	8,912,076
Italy	—	1,790,435	—	1,790,435
Netherlands	2,921,570	9,198,762	—	12,120,332
Sweden	833,241	2,551,651	—	3,384,892
Switzerland	—	23,145,743	—	23,145,743
United Kingdom	2,607,052	30,105,911	—	32,712,963
United States	2,695,533	3,266,828	—	5,962,361
Other Common Stocks(a)	30,473,654	—	—	30,473,654
Total Common Stocks	43,501,061	109,628,980	—	153,130,041
Short-Term Investments	—	4,146,721	—	4,146,721
Total Investments	$43,501,061	$113,775,701	$—	$157,276,762

(a)	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

^	A balance indicated with a "-", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments International Small Cap Fund^

(Unaudited) November 30, 2020

NUMBER OF SHARES		VALUE

Common Stocks 96.0%
Australia 3.3%
1,205	ARB Corp. Ltd.	$24,537
1,376	Corporate Travel Management Ltd. *	20,201
5,031	Hansen Technologies Ltd.	14,033
4,766	Steadfast Group Ltd.	13,504
		72,275
Austria 0.3%
182	Schoeller-Bleckmann Oilfield Equipment AG	5,958
Belgium 1.4%
281	Nyxoah SA *	5,564
547	Shurgard Self Storage SA	23,163
92	Unifiedpost Group SA *	2,337
		31,064
Canada 5.2%
353	Colliers International Group, Inc.	31,487
1,798	Computer Modelling Group Ltd.	7,338
317	Descartes Systems Group, Inc. *	18,797
481	Enghouse Systems Ltd.	24,811
203	Kinaxis, Inc. *	30,604
		113,037
Denmark 2.3%
187	Chemometec A/S	13,486
222	Schouw & Co. A/S	21,564
120	SimCorp A/S	15,742
		50,792
Finland 1.0%
1,548	Kemira OYJ	22,130
France 7.6%
132	Esker SA	24,597
531	Interparfums SA *	26,403
687	Lectra	17,959
851	Lumibird *	11,959
194	Pharmagest Interactive	22,702
124	Sopra Steria Group *	18,800
524	Tikehau Capital SCA	14,944
106	Virbac SA *	27,438
		164,802
Germany 5.2%
299	Dermapharm Holding SE	19,959
486	Jenoptik AG	14,455
442	Nexus AG	26,353
205	Stabilus SA	14,416
182	STRATEC SE	25,138
232	Washtec AG *	11,914
		112,235
Ireland 1.3%
9,964	Uniphar PLC	26,980
Italy 2.9%
1,686	Carel Industries SpA (a)	35,003
2,048	Cerved Group SpA *	16,380
744	GVS SpA *(a)	11,768
		63,151
Japan 20.0%
550	Aeon Delight Co. Ltd.	13,877
800	Amano Corp.	18,805
300	Ariake Japan Co. Ltd.	19,856
900	Azbil Corp.	40,388
1,900	Broadleaf Co. Ltd.	11,793
500	CKD Corp.	10,656
200	Digital Arts, Inc.	17,107
900	EM Systems Co. Ltd.	7,069
600	Konishi Co. Ltd.	9,149
500	Medikit Co. Ltd.	15,230
600	Nagaileben Co. Ltd.	15,529
900	Nakanishi, Inc.	18,345
1,300	Nihon Parkerizing Co. Ltd.	13,635
1,200	Nohmi Bosai Ltd.	26,012
100	Okamoto Industries, Inc.	3,903
700	Optex Group Co. Ltd.	12,652
3,300	Prestige International, Inc.	30,408
1,000	Relo Group, Inc.	27,902
700	SHO-BOND Holdings Co. Ltd.	34,866
1,000	Shoei Co. Ltd.	34,531
200	Software Service, Inc.	20,383
1,300	Sun Frontier Fudousan Co. Ltd.	11,468
300	TKC Corp.	19,943
		433,507
Jersey 0.8%
2,372	Sanne Group PLC	17,915
Korea 0.4%
225	Dentium Co. Ltd. *	8,550
Luxembourg 1.1%
455	Befesa SA (a)	23,636
Netherlands 2.3%
629	Corbion NV	32,397
959	Intertrust NV *(a)	16,456
		48,853
Norway 2.3%
1,866	Borregaard ASA	27,446
429	Pexip Holding ASA *	2,869
2,330	Sbanken ASA *(a)	18,633
		48,948
Singapore 0.9%
2,700	Haw Par Corp. Ltd.	20,353
Spain 1.1%
2,500	Applus Services SA *	24,141
Sweden 7.6%
1,185	Biotage AB *	19,771
445	Cellavision AB *	15,066
7,773	Cloetta AB, B Shares	21,833
2,581	Dustin Group AB (a)	18,015
2,136	Sweco AB	37,167
898	Thule Group AB *(a)	30,238

See Notes to Schedule of Investments

Schedule of Investments International Small Cap Fund^

(Unaudited) (cont’d)

NUMBER OF SHARES		VALUE
636	Xvivo Perfusion AB *	$23,358
		165,448
Switzerland 10.1%
4	Belimo Holding AG	33,627
89	Bossard Holding AG Class A	16,986
26	Inficon Holding AG	22,206
9	Interroll Holding AG	25,734
88	Kardex Holding AG	17,334
84	Komax Holding AG *	16,611
178	Medacta Group SA *(a)	16,964
266	Medartis Holding AG *(a)	14,021
72	Tecan Group AG	31,657
286	VZ Holding AG	23,927
		219,067
Taiwan 0.4%
2,000	Bioteque Corp.	9,543
United Arab Emirates 0.4%
2,115	Network International Holdings PLC *(a)	7,615
United Kingdom 18.1%
6,730	Biffa PLC *(a)	20,089
1,450	Big Yellow Group PLC	21,862
4,452	Bloomsbury Publishing PLC	15,550
1,924	Clinigen Group PLC	16,714
573	Craneware PLC	16,806
509	Dechra Pharmaceuticals PLC	22,697
997	Diploma PLC	27,996
5,420	Essentra PLC *	22,052
668	Future PLC	14,878
281	Games Workshop Group PLC	36,798
1,928	GB Group PLC *	21,463
536	Genus PLC	29,630
16,047	Gocompare.Com Group PLC	26,433
4,606	Ideagen PLC	13,018
10,299	Johnson Service Group PLC *	18,673
9,214	Learning Technologies Group PLC	16,914
2,078	On the Beach Group PLC *(a)	10,683
2,516	OSB Group PLC *	13,033
3,495	Restore PLC *	16,425
5,680	Sensyne Health PLC *	11,249
		392,963
Total Common Stocks (Cost $1,602,264)		2,082,963
Short-Term Investments 1.7%
Investment Companies 1.7%
36,297	State Street Institutional Treasury Money Market Fund Premier Class, 0.01%(b) (Cost $36,297)	36,297
Total Investments 97.7% (Cost $1,638,561)		2,119,260
Other Assets Less Liabilities 2.3%		50,313
Net Assets 100.0%		$2,169,573

*	Non-income producing security.
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at November 30, 2020 amounted to $223,121, which represents 10.3% of net assets of the Fund.
(b)	Represents 7-day effective yield as of November 30, 2020.

See Notes to Schedule of Investments

Schedule of Investments International Small Cap Fund^

(Unaudited) (cont’d)

POSITIONS BY INDUSTRY

Industry	Investments at Value	Percentage of Net Assets
Software	$232,044	10.7%
Electronic Equipment, Instruments & Components	181,480	8.4%
Health Care Equipment & Supplies	179,076	8.3%
Chemicals	130,712	6.0%
Commercial Services & Supplies	123,108	5.7%
Health Care Technology	104,562	4.8%
Machinery	96,665	4.5%
Real Estate Management & Development	94,020	4.3%
Pharmaceuticals	90,447	4.2%
Life Sciences Tools & Services	81,628	3.8%
Construction & Engineering	72,033	3.3%
Leisure Products	67,036	3.1%
Food Products	63,253	2.9%
Auto Components	59,068	2.7%
Capital Markets	56,786	2.6%
Internet & Direct Marketing Retail	55,131	2.5%
IT Services	46,358	2.1%
Trading Companies & Distributors	44,982	2.1%
Professional Services	40,597	1.9%
Building Products	33,627	1.5%
Media	30,428	1.4%
Biotechnology	29,630	1.4%
Health Care Providers & Services	26,980	1.2%
Personal Products	26,403	1.2%
Equity Real Estate Investment Trusts	21,862	1.0%
Hotels, Restaurants & Leisure	20,201	0.9%
Banks	18,633	0.9%
Diversified Financial Services	16,380	0.8%
Insurance	13,504	0.6%
Energy Equipment & Services	13,296	0.6%
Thrifts & Mortgage Finance	13,033	0.6%
Short-Term Investments and Other Assets-Net	86,610	4.0%
	$2,169,573	100.0%

See Notes to Schedule of Investments

Schedule of Investments International Small Cap Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2020:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Austria	$—	$5,958	$—	$5,958
Belgium	7,901	23,163	—	31,064
Denmark	—	50,792	—	50,792
Finland	—	22,130	—	22,130
France	50,140	114,662	—	164,802
Germany	19,959	92,276	—	112,235
Italy	11,768	51,383	—	63,151
Jersey	—	17,915	—	17,915
Luxembourg	—	23,636	—	23,636
Netherlands	—	48,853	—	48,853
Norway	—	48,948	—	48,948
Spain	—	24,141	—	24,141
Sweden	19,771	145,677	—	165,448
Switzerland	14,021	205,046	—	219,067
United Arab Emirates	—	7,615	—	7,615
United Kingdom	93,994	298,969	—	392,963
Other Common Stocks(a)	684,245	—	—	684,245
Total Common Stocks	901,799	1,181,164	—	2,082,963
Short-Term Investments	—	36,297	—	36,297
Total Investments	$901,799	$1,217,461	$—	$2,119,260

(a)	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

^	A balance indicated with a “-”, reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Intrinsic Value Fund^

(Unaudited) November 30, 2020

NUMBER OF SHARES		VALUE

Common Stocks 96.9%
Aerospace & Defense 2.2%
70,347	Mercury Systems, Inc. *	$5,010,113
122,990	Spirit AeroSystems Holdings, Inc. Class A	4,181,660
16,052	Teledyne Technologies, Inc. *	6,066,693
		15,258,466
Banks 5.9%
388,808	BankUnited, Inc.	11,084,916
192,674	Comerica, Inc.	9,479,561
262,970	TCF Financial Corp.	8,835,792
222,900	Texas Capital Bancshares, Inc. *	12,460,110
		41,860,379
Building Products 2.4%
915,145	Resideo Technologies, Inc. *	16,921,031
Capital Markets 0.0%(a)
6,537	Alimco Financial Corp. *	49,093
Commercial Services & Supplies 5.2%
96,209	Clean Harbors, Inc. *	6,962,645
371,336	Covanta Holding Corp.	4,604,566
540,700	Harsco Corp. *	9,164,865
223,299	Stericycle, Inc. *	15,729,182
		36,461,258
Communications Equipment 5.8%
410,400	Ciena Corp. *	18,385,920
905,199	Infinera Corp. *	7,657,984
93,300	Radware Ltd. *	2,352,093
774,251	Ribbon Communications, Inc. *	5,311,362
532,999	Viavi Solutions, Inc. *	7,219,471
		40,926,830
Construction & Engineering 0.7%
30,100	Valmont Industries, Inc.	4,905,698
Containers & Packaging 6.5%
117,336	Avery Dennison Corp.	17,522,958
300,970	Crown Holdings, Inc. *	28,366,423
		45,889,381
Diversified Telecommunication Services 0.5%
278,400	Vonage Holdings Corp. *	3,580,224
Electrical Equipment 1.3%
364,181	Babcock & Wilcox Enterprises, Inc. *	1,529,560
304,702	Bloom Energy Corp. Class A *	7,471,293
		9,000,853
Electronic Equipment, Instruments & Components 3.7%
82,030	II-VI, Inc. *	5,549,330
176,931	Itron, Inc. *	13,908,546
72,294	OSI Systems, Inc. *	6,369,101
		25,826,977
Energy Equipment & Services 0.7%
75,600	Dril-Quip, Inc. *	2,148,552
23,324	Forum Energy Technologies, Inc. *	312,542
111,631	ION Geophysical Corp. *	$210,983
163,800	Oil States International, Inc. *	727,272
215,200	Patterson-UTI Energy, Inc.	927,512
597,092	TETRA Technologies, Inc. *	484,062
		4,810,923
Food Products 2.0%
238,494	Hain Celestial Group, Inc. *	9,182,019
128,162	TreeHouse Foods, Inc. *	5,271,303
		14,453,322
Health Care Equipment & Supplies 3.4%
1,358,739	Accuray, Inc. *	6,059,976
179,200	AtriCure, Inc. *	7,791,616
114,900	Avanos Medical, Inc. *	4,870,611
218,900	CytoSorbents Corp. *	1,836,571
311,300	OraSure Technologies, Inc. *	3,735,600
		24,294,374
Health Care Providers & Services 4.9%
273,150	Acadia Healthcare Co., Inc. *	11,595,217
264,200	MEDNAX, Inc. *	5,339,482
49,561	Molina Healthcare, Inc. *	10,116,887
277,400	Patterson Cos., Inc.	7,700,624
		34,752,210
Hotels, Restaurants & Leisure 1.7%
656,437	International Game Technology PLC	8,264,542
124,200	SeaWorld Entertainment, Inc. *	3,465,180
		11,729,722
Household Durables 1.2%
343,600	Tempur Sealy International, Inc. *	8,655,284
Independent Power and Renewable Electricity Producers 2.9%
1,773,935	Atlantic Power Corp. *	3,654,306
112,341	Ormat Technologies, Inc.	8,853,594
436,631	Vistra Energy Corp.	8,156,267
		20,664,167
IT Services 4.4%
1,632,800	Conduent, Inc. *	6,890,416
470,300	KBR, Inc.	13,060,231
741,999	Unisys Corp. *	10,818,345
		30,768,992
Life Sciences Tools & Services 5.1%
100,392	Charles River Laboratories International, Inc. *	23,543,932
1,106,237	Fluidigm Corp. *	6,925,044
224,939	Luminex Corp.	5,337,802
		35,806,778
Machinery 2.3%
235,175	Enerpac Tool Group Corp.	5,265,568
259,191	Lydall, Inc. *	7,101,834
107,109	Twin Disc, Inc. *	658,720
364,700	Welbilt, Inc. *	3,446,415
		16,472,537

See Notes to Schedule of Investments

Schedule of Investments Intrinsic Value Fund^

(Unaudited) (cont’d)

NUMBER OF SHARES		VALUE
Media 2.4%
862,800	Criteo SA ADR *	$16,712,436
Metals & Mining 0.9%
593,800	Cleveland-Cliffs, Inc.	6,537,738
Oil, Gas & Consumable Fuels 0.6%
306,300	Devon Energy Corp.	4,285,137
Pharmaceuticals 1.2%
904,510	Amneal Pharmaceuticals, Inc. *	3,572,814
252,245	Intersect ENT, Inc. *	4,825,447
		8,398,261
Professional Services 0.8%
74,325	CoreLogic, Inc.	5,760,188
Road & Rail 1.4%
196,041	Avis Budget Group, Inc. *	6,894,762
55,304	Ryder System, Inc.	3,275,103
		10,169,865
Semiconductors & Semiconductor Equipment 7.5%
114,300	CEVA, Inc. *	4,489,704
72,249	Entegris, Inc.	6,691,703
89,800	Impinj, Inc. *	3,752,742
405,000	MACOM Technology Solutions Holdings, Inc. *	18,095,400
753,018	Rambus, Inc. *	11,837,443
483,010	Veeco Instruments, Inc. *	8,027,626
		52,894,618
Software 14.4%
267,127	Box, Inc. Class A *	4,992,604
1,317,334	Cloudera, Inc. *	15,386,461
880,416	FireEye, Inc. *	13,232,652
381,887	MobileIron, Inc. *	2,688,484
38,300	New Relic, Inc. *	2,287,659
575,362	Nuance Communications, Inc. *	24,815,363
262,600	OneSpan, Inc. *	5,194,228
106,907	Talend SA ADR *	4,012,220
288,161	Verint Systems, Inc. *	16,413,651
651,749	Xperi Holding Corp.	12,435,371
		101,458,693
Specialty Retail 1.2%
476,026	Chico's FAS, Inc.	718,799
68,300	Children's Place, Inc.	2,935,534
283,400	Express, Inc. *	430,768
162,856	ODP Corp.	4,669,082
		8,754,183
Technology Hardware, Storage & Peripherals 2.2%
612,017	Diebold Nixdorf, Inc. *	5,795,801
475,235	Quantum Corp. *	2,723,096
419,518	Stratasys Ltd. *	7,173,758
		15,692,655
Trading Companies & Distributors 1.5%
290,400	AerCap Holdings NV *	10,675,104
Total Common Stocks (Cost $489,425,681)		684,427,377

PRINCIPAL AMOUNT

Convertible Bonds 1.7%
Communications Equipment 1.7%
$9,304,000	Infinera Corp., 2.50%, due 3/1/2027(b) (Cost $9,304,000)	12,286,659

NUMBER OF SHARES

Short-Term Investments 0.4%
Investment Companies 0.4%
2,557,740	State Street Institutional Treasury Money Market Fund Premier Class, 0.01%(c) (Cost $2,557,740)	2,557,740
Total Investments 99.0% (Cost $501,287,421)		699,271,776
Other Assets Less Liabilities 1.0%		7,015,934
Net Assets 100.0%		$706,287,710

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets of the Fund.
(b)	Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At November 30, 2020, these securities amounted to $12,286,659, which represents 1.7% of net assets of the Fund.
(c)	Represents 7-day effective yield as of November 30, 2020.

See Notes to Schedule of Investments

Schedule of Investments Intrinsic Value Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of November 30, 2020:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$684,427,377	$—	$—	$684,427,377
Convertible Bonds(a)	—	12,286,659	—	12,286,659
Short-Term Investments	—	2,557,740	—	2,557,740
Total Investments	$684,427,377	$14,844,399	$—	$699,271,776

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

^ A balance indicated with a "-", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Large Cap Value Fund^

(Unaudited) November 30, 2020

NUMBER OF SHARES		VALUE
Common Stocks 94.0%
Aerospace & Defense 2.2%
209,107	Boeing Co.	$44,060,936
Airlines 4.1%
1,294,063	Delta Air Lines, Inc.	52,086,036
656,265	United Airlines Holdings, Inc. *	29,564,738
		81,650,774
Auto Components 1.0%
523,446	BorgWarner, Inc.	20,335,877
Automobiles 1.2%
559,908	General Motors Co.	24,546,367
Banks 19.2%
2,261,608	Bank of America Corp.	63,686,881
459,688	Citigroup, Inc.	25,315,018
139,805	Citizens Financial Group, Inc.	4,566,031
1,007,932	Comerica, Inc.	49,590,255
826,841	JPMorgan Chase & Co.	97,468,017
260,036	PNC Financial Services Group, Inc.	35,903,171
1,765,408	Regions Financial Corp.	26,957,780
559,041	Synovus Financial Corp.	17,648,924
996,031	Truist Financial Corp.	46,235,759
370,524	U.S. Bancorp	16,010,342
		383,382,178
Building Products 0.4%
122,348	AO Smith Corp.	6,889,416
Capital Markets 0.5%
205,001	Charles Schwab Corp.	9,999,949
Chemicals 3.3%
292,261	DuPont de Nemours, Inc.	18,541,038
350,045	LyondellBasell Industries NV Class A	29,788,830
827,692	Mosaic Co.	18,176,116
		66,505,984
Construction & Engineering 0.8%
930,601	Fluor Corp.	16,071,479
Diversified Financial Services 2.6%
57,510	Berkshire Hathaway, Inc. Class B *	13,164,614
1,542,737	Equitable Holdings, Inc.	39,154,665
		52,319,279
Entertainment 1.4%
184,749	Walt Disney Co.	27,344,699
Equity Real Estate Investment Trusts 1.2%
240,266	Prologis, Inc.	24,038,613
Food Products 0.9%
166,661	Archer-Daniels-Midland Co.	8,294,718
179,027	Mondelez International, Inc. Class A	10,285,101
		18,579,819
Health Care Equipment & Supplies 0.9%
173,158	Abbott Laboratories	18,739,159
Health Care Providers & Services 1.3%
103,959	AmerisourceBergen Corp.	10,719,213
101,584	HCA Healthcare, Inc.	15,248,774
		25,967,987
Hotels, Restaurants & Leisure 4.0%
1,883,515	Carnival Corp.	37,632,630
124,958	Hilton Worldwide Holdings, Inc.	12,949,397
230,803	Marriott International, Inc. Class A	29,281,977
		79,864,004
Household Products 0.7%
163,595	Colgate-Palmolive Co.	14,010,276
Industrial Conglomerates 4.8%
141,581	3M Co.	24,455,286
7,037,656	General Electric Co.	71,643,338
		96,098,624
Insurance 6.3%
893,609	Athene Holding Ltd. Class A *	39,631,559
725,931	Lincoln National Corp.	34,278,462
737,808	MetLife, Inc.	34,064,595
238,756	Prudential Financial, Inc.	18,054,729
		126,029,345
IT Services 0.7%
138,221	Paychex, Inc.	12,875,286
Machinery 9.3%
282,602	Caterpillar, Inc.	49,056,881
150,444	Cummins, Inc.	34,778,140
14,407	Deere & Co.	3,769,159
244,107	Illinois Tool Works, Inc.	51,528,547
93,916	Ingersoll Rand, Inc. *	4,157,661
158,621	Parker-Hannifin Corp.	42,393,048
		185,683,436
Metals & Mining 12.6%
285,039	Agnico Eagle Mines Ltd.	18,775,519
779,149	BHP Group Ltd. ADR (a)	43,468,723
1,727,126	Freeport-McMoRan, Inc.	40,397,477
475,384	Newmont Corp.	27,962,087
500,721	Rio Tinto PLC ADR	32,531,843
984,512	Southern Copper Corp.	58,450,477
2,106,708	United States Steel Corp.	29,894,187
		251,480,313
Multiline Retail 0.9%
562,630	Kohl's Corp.	18,116,686
Oil, Gas & Consumable Fuels 8.9%
183,941	Chevron Corp.	16,035,976
896,901	EOG Resources, Inc.	42,046,719
807,037	Exxon Mobil Corp.	30,772,321
350,029	Phillips 66	21,204,757
251,464	Pioneer Natural Resources Co.	25,292,249
1,427,675	Range Resources Corp.	10,422,028
4,582,754	WPX Energy, Inc. *	32,629,208
		178,403,258

See Notes to Schedule of Investments

 Schedule of Investments Large Cap Value Fund^

  (Unaudited) (cont’d)

NUMBER OF SHARES		VALUE

Semiconductors & Semiconductor Equipment 0.4%
53,740	Analog Devices, Inc.	$7,474,159
Specialty Retail 0.5%
568,032	American Eagle Outfitters, Inc.	10,218,896
Textiles, Apparel & Luxury Goods 1.7%
313,250	PVH Corp.	24,900,243
341,832	Tapestry, Inc.	9,680,682
		34,580,925
Tobacco 0.8%
218,517	Philip Morris International, Inc.	16,552,663
Trading Companies & Distributors 1.4%
121,269	United Rentals, Inc. *	27,525,637
Total Common Stocks (Cost $1,457,436,553)		1,879,346,024
Exchange-Traded Funds 1.4%
1,521,266	ProShares Short S&P500(a) (Cost $30,323,324)	28,402,036
Short-Term Investments 4.3%
Investment Companies 4.3%
81,545,166	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.02%(b)	81,545,166
4,302,260	State Street Navigator Securities Lending Government Money Market Portfolio, 0.09%(b)(c)	4,302,260
Total Short-Term Investments (Cost $85,847,426)		85,847,426
Total Investments 99.7% (Cost $1,573,607,303)		1,993,595,486
Other Assets Less Liabilities 0.3%		5,255,932
Net Assets 100.0%		$1,998,851,418

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at November 30, 2020. Total value of all such securities at November 30, 2020, amounted to $4,146,972 for the Fund.
(b)	Represents 7-day effective yield as of November 30, 2020.
(c)	Represents investment of cash collateral received from securities lending.

See Notes to Schedule of Investments

Schedule of Investments Large Cap Value Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of November 30, 2020:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$1,879,346,024	$—	$—	$1,879,346,024
Exchange-Traded Funds	28,402,036	—	—	28,402,036
Short-Term Investments	—	85,847,426	—	85,847,426
Total Investments	$1,907,748,060	$85,847,426	$—	$1,993,595,486

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

^	A balance indicated with a "-", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Fund^

(Unaudited) November 30, 2020

NUMBER OF SHARES		VALUE

Common Stocks 97.1%
Aerospace & Defense 2.4%
105,000	Axon Enterprise, Inc. *	$13,197,450
135,000	HEICO Corp.	16,683,300
35,000	Teledyne Technologies, Inc. *	13,227,900
		43,108,650
Auto Components 1.4%
125,000	Aptiv PLC	14,837,500
80,000	Visteon Corp. *	9,668,000
		24,505,500
Banks 1.7%
40,000	Signature Bank	4,487,600
75,000	SVB Financial Group *	25,864,500
		30,352,100
Beverages 1.0%
20,000	Boston Beer Co., Inc. Class A *	18,616,800
Biotechnology 4.0%
300,000	ACADIA Pharmaceuticals, Inc. *	16,998,000
80,000	Ascendis Pharma A/S ADR *	13,498,400
195,000	Exact Sciences Corp. *	23,606,700
115,000	Moderna, Inc. *	17,565,100
		71,668,200
Capital Markets 2.0%
100,000	Cboe Global Markets, Inc.	9,132,000
175,000	Houlihan Lokey, Inc.	11,336,500
30,000	MarketAxess Holdings, Inc.	16,175,400
		36,643,900
Commercial Services & Supplies 3.0%
92,500	Cintas Corp.	32,865,250
195,000	Waste Connections, Inc.	20,276,100
		53,141,350
Containers & Packaging 1.1%
200,000	Ball Corp.	19,202,000
Diversified Consumer Services 1.9%
105,000	Bright Horizons Family Solutions, Inc. *	17,861,550
200,000	Chegg, Inc. *(a)	15,586,000
		33,447,550
Electrical Equipment 2.6%
205,000	AMETEK, Inc.	24,298,650
101,000	Generac Holdings, Inc. *	21,775,600
		46,074,250
Electronic Equipment, Instruments & Components 3.1%
115,000	Amphenol Corp. Class A	15,043,150
137,000	CDW Corp.	17,877,130
57,500	Zebra Technologies Corp. Class A *	21,759,150
		54,679,430
Entertainment 2.8%
80,000	Roku, Inc. *	23,485,600
90,000	Spotify Technology SA *	26,223,300
		49,708,900
Equity Real Estate Investment Trusts 0.5%
30,000	SBA Communications Corp.	8,615,400
Food & Staples Retailing 1.0%
437,500	BJ's Wholesale Club Holdings, Inc. *	17,933,125
Health Care Equipment & Supplies 6.9%
55,000	IDEXX Laboratories, Inc. *	25,353,900
105,000	Insulet Corp. *	27,059,550
50,000	Masimo Corp. *	12,724,500
100,000	Penumbra, Inc. *	22,190,000
62,500	Teleflex, Inc.	23,921,875
45,000	West Pharmaceutical Services, Inc.	12,382,200
		123,632,025
Health Care Providers & Services 1.3%
150,000	Encompass Health Corp.	12,087,000
95,000	Quest Diagnostics, Inc.	11,778,100
		23,865,100
Health Care Technology 2.6%
81,500	Teladoc Health, Inc. *	16,199,755
112,500	Veeva Systems, Inc. Class A *	31,147,875
		47,347,630
Hotels, Restaurants & Leisure 2.4%
14,000	Chipotle Mexican Grill, Inc. *	18,052,020
115,000	Darden Restaurants, Inc.	12,417,700
250,000	DraftKings, Inc. Class A *	13,090,000
		43,559,720
Household Products 1.0%
200,000	Church & Dwight Co., Inc.	17,554,000
Industrial Conglomerates 1.0%
42,500	Roper Technologies, Inc.	18,147,500
Interactive Media & Services 2.9%
95,000	IAC/InterActiveCorp. *	13,489,050
100,000	Match Group, Inc. *	13,921,000
350,000	Pinterest, Inc. Class A *	24,507,000
		51,917,050
Internet & Direct Marketing Retail 0.6%
70,000	Etsy, Inc. *	11,249,000
IT Services 8.2%
80,000	EPAM Systems, Inc. *	25,786,400
87,500	MongoDB, Inc. *	25,139,625
122,500	Okta, Inc. *	30,017,400
110,000	Twilio, Inc. Class A *	35,209,900
60,000	WEX, Inc. *	10,394,400
80,000	Wix.com Ltd. *	20,434,400
		146,982,125
Life Sciences Tools & Services 3.0%
625,000	Avantor, Inc. *	17,050,000
40,000	Bio-Rad Laboratories, Inc. Class A *	21,540,000

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Fund^

(Unaudited) (cont’d)

NUMBER OF SHARES		VALUE
450,000	PPD, Inc. *	$15,750,000
		54,340,000
Machinery 1.3%
117,500	IDEX Corp.	22,695,125
Multiline Retail 0.5%
100,000	Ollie's Bargain Outlet Holdings, Inc. *	8,806,000
Pharmaceuticals 1.8%
150,000	Catalent, Inc. *	14,421,000
250,000	Horizon Therapeutics PLC *	17,607,500
		32,028,500
Professional Services 2.0%
214,917	Clarivate PLC *	5,897,323
32,500	CoStar Group, Inc. *	29,593,525
		35,490,848
Road & Rail 1.1%
95,000	Old Dominion Freight Line, Inc.	19,319,200
Semiconductors & Semiconductor Equipment 6.6%
210,000	Entegris, Inc.	19,450,200
50,000	Inphi Corp. *	7,756,500
85,000	KLA Corp.	21,417,450
450,000	Marvell Technology Group Ltd.	20,830,500
75,000	Monolithic Power Systems, Inc.	23,997,000
225,000	Teradyne, Inc.	24,826,500
		118,278,150
Software 18.2%
135,000	Avalara, Inc. *	23,186,250
275,000	Cloudflare, Inc. Class A *	20,647,000
90,000	Coupa Software, Inc. *	29,601,900
150,000	Crowdstrike Holdings, Inc. Class A *	22,992,000
150,000	DocuSign, Inc. *	34,182,000
146,000	Everbridge, Inc. *	18,533,240
125,000	Five9, Inc. *	19,400,000
45,000	HubSpot, Inc. *	17,744,850
172,500	Manhattan Associates, Inc. *	17,636,400
103,500	Paylocity Holding Corp. *	20,348,100
155,000	Q2 Holdings, Inc. *	17,572,350
95,000	RingCentral, Inc. Class A *	28,219,750
120,000	Splunk, Inc. *	24,501,600
35,000	Trade Desk, Inc. Class A *	31,537,450
		326,102,890
Specialty Retail 5.9%
105,000	Best Buy Co., Inc.	11,424,000
110,000	Burlington Stores, Inc. *	24,039,400
165,000	CarMax, Inc. *	15,424,200
200,000	Dick's Sporting Goods, Inc.	11,362,000
132,500	Five Below, Inc. *	20,723,000
50,000	O'Reilly Automotive, Inc. *	22,122,000
		105,094,600
Trading Companies & Distributors 1.3%
102,500	United Rentals, Inc. *	23,265,450
Total Common Stocks (Cost $1,006,986,528)		1,737,372,068
Short-Term Investments 3.0%
Investment Companies 3.0%
47,922,290	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.02%(b)	47,922,290
6,284,520	State Street Navigator Securities Lending Government Money Market Portfolio, 0.09%(b)(c)	6,284,520
Total Short-Term Investments (Cost $54,206,810)		54,206,810
Total Investments 100.1% (Cost $1,061,193,338)		1,791,578,878
Liabilities Less Other Assets (0.1)%		(1,308,515)
Net Assets 100.0%		$1,790,270,363

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at November 30, 2020. Total value of all such securities at November 30, 2020 amounted to $6,381,142 for the Fund.
(b)	Represents 7-day effective yield as of November 30, 2020.
(c)	Represents investment of cash collateral received from securities lending.

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of November 30, 2020:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$1,737,372,068	$—	$—	$1,737,372,068
Short-Term Investments	—	54,206,810	—	54,206,810
Total Investments	$1,737,372,068	$54,206,810	$—	$1,791,578,878

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

^	A balance indicated with a "-", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Intrinsic Value Fund^

(Unaudited) November 30, 2020

NUMBER OF SHARES		VALUE

Common Stocks 97.3%
Aerospace & Defense 4.5%
9,850	General Dynamics Corp.	$1,471,097
12,300	Hexcel Corp.	609,096
		2,080,193
Auto Components 3.1%
12,100	Aptiv PLC	1,436,270
Banks 5.7%
43,900	BankUnited, Inc.	1,251,589
17,900	Comerica, Inc.	880,680
11,000	Truist Financial Corp.	510,620
		2,642,889
Beverages 3.0%
30,600	Molson Coors Brewing Co. Class B	1,407,600
Biotechnology 3.2%
12,100	Alexion Pharmaceuticals, Inc. *	1,477,531
Building Products 2.8%
28,800	Johnson Controls International PLC	1,325,952
Capital Markets 1.0%
6,500	State Street Corp.	458,120
Chemicals 2.8%
17,600	Ashland Global Holdings, Inc.	1,322,992
Commercial Services & Supplies 1.7%
44,600	KAR Auction Services, Inc.	805,030
Communications Equipment 3.3%
16,400	Ciena Corp. *	734,720
4,800	Motorola Solutions, Inc.	823,344
		1,558,064
Construction & Engineering 1.2%
3,400	Valmont Industries, Inc.	554,132
Electric Utilities 3.7%
24,300	Evergy, Inc.	1,346,463
12,100	OGE Energy Corp.	391,919
		1,738,382
Electronic Equipment, Instruments & Components 3.4%
7,700	CDW Corp.	1,004,773
7,500	Itron, Inc. *	589,575
		1,594,348
Entertainment 2.7%
20,300	Lions Gate Entertainment Corp. Class A *	197,722
117,800	Lions Gate Entertainment Corp. Class B *	1,057,844
		1,255,566
Equity Real Estate Investment Trusts 2.1%
21,900	Regency Centers Corp.	998,202
Food & Staples Retailing 1.3%
14,300	BJ's Wholesale Club Holdings, Inc. *	586,157
Food Products 4.5%
21,800	Hain Celestial Group, Inc. *	839,300
31,100	TreeHouse Foods, Inc. *	1,279,143
		2,118,443
Health Care Equipment & Supplies 2.9%
9,200	Zimmer Biomet Holdings, Inc.	1,371,904
Health Care Providers & Services 1.4%
33,300	MEDNAX, Inc. *	672,993
Hotels, Restaurants & Leisure 6.4%
53,700	MGM Resorts International	1,517,025
34,900	Wyndham Destinations, Inc.	1,467,894
		2,984,919
Independent Power and Renewable Electricity Producers 3.4%
46,100	AES Corp.	942,284
34,300	Vistra Energy Corp.	640,724
		1,583,008
Industrial Conglomerates 2.1%
6,700	Carlisle Cos, Inc.	970,361
IT Services 4.8%
14,200	Amdocs Ltd.	934,502
143,600	Conduent, Inc. *	605,992
31,600	Perspecta, Inc.	708,472
		2,248,966
Machinery 1.0%
2,500	Stanley Black & Decker, Inc.	460,775
Mortgage Real Estate Investment Trusts 2.1%
53,200	Starwood Property Trust, Inc.	954,408
Multi-Utilities 1.6%
32,900	CenterPoint Energy, Inc.	762,951
Multiline Retail 2.0%
8,700	Dollar Tree, Inc. *	950,388
Oil, Gas & Consumable Fuels 6.3%
15,100	EOG Resources, Inc.	707,888
36,500	ONEOK, Inc.	1,309,255
6,300	Phillips 66	381,654
26,100	Williams Cos., Inc.	547,578
		2,946,375
Semiconductors & Semiconductor Equipment 4.5%
6,700	NXP Semiconductors NV	1,061,414
7,200	Skyworks Solutions, Inc.	1,016,424
		2,077,838
Software 1.6%
16,800	Nuance Communications, Inc. *	724,584
Specialty Retail 2.2%
151,900	Chico's FAS, Inc.	229,369
19,000	Children's Place, Inc.	816,620
		1,045,989
Technology Hardware, Storage & Peripherals 2.2%
22,636	Western Digital Corp.	1,015,904
Trading Companies & Distributors 2.8%
35,100	AerCap Holdings NV *	1,290,276

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Intrinsic Value Fund^

(Unaudited) (cont’d)

NUMBER OF SHARES		VALUE

Total Common Stocks (Cost $39,210,037)		$45,421,510
Warrants 0.1%
Diversified Consumer Services 0.1%
18,168	OneSpaWorld Holdings Ltd. Expires 3/19/2024* (Cost $—)	41,786
Short-Term Investments 1.4%
Investment Companies 1.4%
673,782	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.02%(a) (Cost $673,782)	673,782
Total Investments 98.8% (Cost $39,883,819)		46,137,078
Other Assets Less Liabilities 1.2%		559,716
Net Assets 100.0%		$46,696,794

*	Non-income producing security.
(a)	Represents 7-day effective yield as of November 30, 2020.

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Intrinsic Value Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of November 30, 2020:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$45,421,510	$—	$—	$45,421,510
Warrants(a)	41,786	—	—	41,786
Short-Term Investments	—	673,782	—	673,782
Total Investments	$45,463,296	$673,782	$—	$46,137,078

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.
^	A balance indicated with a "-", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Multi-Cap Opportunities Fund^

(Unaudited) November 30, 2020

NUMBER OF SHARES		VALUE

Common Stocks 99.3%
Aerospace & Defense 2.5%
230,000	Raytheon Technologies Corp.	$16,495,600
Banks 3.8%
210,000	JPMorgan Chase & Co.	24,754,800
Capital Markets 6.8%
720,000	Brookfield Asset Management, Inc. Class A	29,152,800
260,000	Charles Schwab Corp.	12,682,800
30,000	Intercontinental Exchange, Inc.	3,165,300
		45,000,900
Communications Equipment 7.1%
480,000	Cisco Systems, Inc.	20,649,600
152,000	Motorola Solutions, Inc.	26,072,560
		46,722,160
Construction Materials 0.8%
60,000	Eagle Materials, Inc.	5,459,400
Containers & Packaging 4.1%
280,000	Ball Corp.	26,882,800
Diversified Financial Services 5.7%
165,000	Berkshire Hathaway, Inc. Class B *	37,770,150
Electrical Equipment 2.4%
59,600	Array Technologies, Inc. *	2,716,568
50,000	Rockwell Automation, Inc.	12,778,000
		15,494,568
Entertainment 3.1%
140,000	Activision Blizzard, Inc.	11,127,200
65,000	Walt Disney Co.	9,620,650
		20,747,850
Food & Staples Retailing 2.6%
180,000	BJ's Wholesale Club Holdings, Inc. *	7,378,200
310,000	US Foods Holding Corp. *	9,758,800
		17,137,000
Food Products 2.9%
110,000	Lamb Weston Holdings, Inc.	7,961,800
200,000	Mondelez International, Inc. Class A	11,490,000
		19,451,800
Health Care Equipment & Supplies 2.3%
160,000	Hill-Rom Holdings, Inc.	15,177,600
Health Care Providers & Services 3.5%
155,000	HCA Healthcare, Inc.	23,267,050
Hotels, Restaurants & Leisure 3.9%
150,000	Aramark	5,250,000
100,000	Las Vegas Sands Corp.	5,571,000
70,000	McDonald's Corp.	15,220,800
		26,041,800
Household Products 0.9%
22,000	WD-40 Co.	5,594,820
Insurance 1.8%
35,000	Chubb Ltd.	5,174,050
80,000	Progressive Corp.	6,968,800
		12,142,850
Interactive Media & Services 5.2%
19,600	Alphabet, Inc. Class C *	34,510,504
Internet & Direct Marketing Retail 2.7%
5,700	Amazon.com, Inc. *	18,057,828
IT Services 3.2%
100,000	PayPal Holdings, Inc. *	21,412,000
Leisure Products 0.5%
45,000	Brunswick Corp.	3,358,800
Machinery 4.7%
110,000	Allison Transmission Holdings, Inc.	4,515,500
34,000	Nordson Corp.	6,929,540
105,000	Stanley Black & Decker, Inc.	19,352,550
		30,797,590
Materials 2.0%
18,000	Sherwin-Williams Co.	13,457,340
Media 4.6%
3,800	Cable One, Inc.	7,526,546
450,000	Comcast Corp. Class A	22,608,000
		30,134,546
Pharmaceuticals 2.5%
425,000	Pfizer, Inc.	16,281,750
Road & Rail 3.4%
250,000	CSX Corp.	22,512,500
Software 5.3%
13,000	DocuSign, Inc. *	2,962,440
148,000	Microsoft Corp.	31,682,360
		34,644,800
Specialty Retail 2.4%
100,000	Lowe's Cos., Inc.	15,582,000
Technology Hardware, Storage & Peripherals 5.4%
300,000	Apple, Inc.	35,715,000
Textiles, Apparel & Luxury Goods 3.2%
65,000	Columbia Sportswear Co.	5,325,450
115,000	NIKE, Inc. Class B	15,490,500
		20,815,950
Total Common Stocks (Cost $313,738,843)		655,421,756
Short-Term Investments 0.2%
Investment Companies 0.2%
1,591,133	State Street Institutional Treasury Money Market Fund Premier Class, 0.01%(a) (Cost $1,591,133)	1,591,133
Total Investments 99.5% (Cost $315,329,976)		657,012,889
Other Assets Less Liabilities 0.5%		3,304,081
Net Assets 100.0%		$660,316,970

*	Non-income producing security.
(a)	Represents 7-day effective yield as of November 30, 2020.

See Notes to Schedule of Investments

Schedule of Investments Multi-Cap Opportunities Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of November 30, 2020:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$655,421,756	$—	$—	$655,421,756
Short-Term Investments	—	1,591,133	—	1,591,133
Total Investments	$655,421,756	$1,591,133	$—	$657,012,889

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

^	A balance indicated with a "-", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Real Estate Fund^

(Unaudited) November 30, 2020

NUMBER OF SHARES		VALUE

Common Stocks 98.0%
Apartments 10.1%
426,662	Apartment Investment & Management Co. Class A	$12,949,191
93,031	Camden Property Trust	9,194,254
457,316	Equity Residential	26,487,743
97,100	Essex Property Trust, Inc.	23,874,948
		72,506,136
Data Centers 11.6%
172,414	CyrusOne, Inc.	12,053,463
194,252	Digital Realty Trust, Inc.	26,175,457
64,815	Equinix, Inc.	45,227,259
		83,456,179
Free Standing 4.1%
344,541	Four Corners Property Trust, Inc.	9,650,593
319,377	National Retail Properties, Inc.	12,040,513
217,062	Spirit Realty Capital, Inc.	7,996,564
		29,687,670
Health Care 9.1%
481,483	Healthcare Trust of America, Inc. Class A	12,533,002
633,995	Healthpeak Properties, Inc.	18,297,096
258,335	Omega Healthcare Investors, Inc.	9,098,559
401,711	Welltower, Inc.	25,299,759
		65,228,416
Industrial 10.6%
522,797	Duke Realty Corp.	19,897,654
446,286	Prologis, Inc.	44,650,914
232,886	Rexford Industrial Realty, Inc.	11,159,897
		75,708,465
Infrastructure 20.1%
276,560	American Tower Corp.	63,940,672
320,708	Crown Castle International Corp.	53,741,040
93,406	SBA Communications Corp.	26,824,335
		144,506,047
Lodging/Resorts 1.3%
645,938	Host Hotels & Resorts, Inc.	9,062,510
Manufactured Homes 3.9%
212,208	Equity LifeStyle Properties, Inc.	12,433,267
112,800	Sun Communities, Inc.	15,679,200
		28,112,467
Office 5.3%
164,539	Boston Properties, Inc.	16,151,148
457,380	Douglas Emmett, Inc.	14,165,059
204,305	Highwoods Properties, Inc.	7,824,881
		38,141,088
Real Estate Management & Development 1.8%
322,290	Brookfield Asset Management, Inc. Class A	13,049,522
Regional Malls 3.2%
279,091	Simon Property Group, Inc.	23,044,544
Self Storage 6.4%
127,481	Extra Space Storage, Inc.	14,370,933
140,652	Public Storage	31,570,748
		45,941,681
Shopping Centers 3.4%
852,074	Kimco Realty Corp.	12,303,949
260,452	Regency Centers Corp.	11,871,402
		24,175,351
Single Family Homes 4.3%
444,393	American Homes 4 Rent Class A	12,762,967
637,550	Invitation Homes, Inc.	18,221,179
		30,984,146
Timber 2.8%
697,374	Weyerhaeuser Co.	20,251,741
Total Common Stocks (Cost $655,288,664)		703,855,963
Short-Term Investments 2.4%
Investment Companies 2.4%
17,339,348	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.02%(a) (Cost $17,339,348)	17,339,348
Total Investments 100.4% (Cost $672,628,012)		721,195,311
Liabilities Less Other Assets (0.4)%		(2,830,820)
Net Assets 100.0%		$718,364,491

(a)	Represents 7-day effective yield as of November 30, 2020.

See Notes to Schedule of Investments

Schedule of Investments Real Estate Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of November 30, 2020:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$703,855,963	$—	$—	$703,855,963
Short-Term Investments	—	17,339,348	—	17,339,348
Total Investments	$703,855,963	$17,339,348	$—	$721,195,311

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

^	A balance indicated with a "-", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Small Cap Growth Fund^

(Unaudited) November 30, 2020

NUMBER OF SHARES		VALUE

Common Stocks 96.7%
Aerospace & Defense 2.3%
35,000	Axon Enterprise, Inc. *	$4,399,150
80,000	Kratos Defense & Security Solutions, Inc. *	1,693,600
35,000	Mercury Systems, Inc. *	2,492,700
		8,585,450
Auto Components 1.8%
35,000	Dorman Products, Inc. *	3,232,950
27,000	Visteon Corp. *	3,262,950
		6,495,900
Banks 1.2%
85,000	Pinnacle Financial Partners, Inc.	4,603,600
Biotechnology 15.8%
92,000	ACADIA Pharmaceuticals, Inc. *	5,212,720
163,000	Amicus Therapeutics, Inc. *	3,731,070
41,000	Arena Pharmaceuticals, Inc. *	2,700,670
61,000	Arrowhead Pharmaceuticals, Inc. *	3,814,330
23,500	Ascendis Pharma A/S ADR *	3,965,155
109,000	Avrobio, Inc. *	1,500,930
57,000	ChemoCentryx, Inc. *	3,143,550
21,000	Emergent BioSolutions, Inc. *	1,720,530
61,000	Fate Therapeutics, Inc. *	3,566,365
139,000	Halozyme Therapeutics, Inc. *	5,434,900
80,000	Iovance Biotherapeutics, Inc. *	3,104,800
51,000	Krystal Biotech, Inc. *	2,801,940
16,000	Mirati Therapeutics, Inc. *	3,805,600
8,500	Novavax, Inc. *	1,185,750
63,000	PTC Therapeutics, Inc. *	3,941,910
18,000	Turning Point Therapeutics, Inc. *	1,917,000
27,000	Ultragenyx Pharmaceutical, Inc. *	3,200,580
68,351	Veracyte, Inc. *	3,725,813
		58,473,613
Building Products 2.3%
140,000	Builders FirstSource, Inc. *	5,237,400
52,000	Gibraltar Industries, Inc. *	3,403,920
		8,641,320
Capital Markets 0.9%
50,000	Houlihan Lokey, Inc.	3,239,000
Commercial Services & Supplies 1.9%
55,000	Casella Waste Systems, Inc. Class A *	3,309,900
32,000	Tetra Tech, Inc.	3,816,000
		7,125,900
Communications Equipment 3.3%
228,300	Calix, Inc. *	5,406,144
44,000	Ciena Corp. *	1,971,200
54,600	Lumentum Holdings, Inc. *	4,716,348
		12,093,692
Containers & Packaging 0.9%
225,000	Graphic Packaging Holding Co.	3,447,000
Diversified Consumer Services 2.0%
17,000	Bright Horizons Family Solutions, Inc. *	2,891,870
56,000	Chegg, Inc. *	4,364,080
		7,255,950
Diversified Telecommunication Services 1.6%
37,800	Bandwidth, Inc. Class A *	5,737,284
Electrical Equipment 3.4%
15,000	Generac Holdings, Inc. *	3,234,000
86,000	Sensata Technologies Holding PLC *	4,199,380
63,800	Vicor Corp. *	5,229,048
		12,662,428
Electronic Equipment, Instruments & Components 2.0%
55,000	II-VI, Inc. *	3,720,750
16,000	Littelfuse, Inc.	3,848,480
		7,569,230
Food & Staples Retailing 1.6%
68,000	BJ's Wholesale Club Holdings, Inc. *	2,787,320
69,700	Performance Food Group Co. *	3,023,586
		5,810,906
Food Products 1.7%
25,000	Freshpet, Inc. *	3,422,000
145,000	Utz Brands, Inc. (a)	2,926,100
		6,348,100
Health Care Equipment & Supplies 6.5%
51,500	Axonics Modulation Technologies, Inc. *(a)	2,260,335
40,700	CONMED Corp.	4,146,923
65,000	GenMark Diagnostics, Inc. *	869,050
21,500	ICU Medical, Inc. *	4,057,050
16,000	iRhythm Technologies, Inc. *	3,912,160
12,800	Mesa Laboratories, Inc.	3,478,528
64,500	NuVasive, Inc. *	2,987,640
177,000	Oxford Immunotec Global PLC *	2,525,790
		24,237,476
Health Care Providers & Services 3.6%
15,000	Amedisys, Inc. *	3,671,850
327,000	Option Care Health, Inc. *	5,150,250
215,000	R1 RCM, Inc. *	4,360,200
		13,182,300
Health Care Technology 1.9%
20,500	Inspire Medical Systems, Inc. *	3,807,670
17,000	Teladoc Health, Inc. *	3,379,090
		7,186,760
Hotels, Restaurants & Leisure 4.9%
125,000	Boyd Gaming Corp.	4,811,250
25,000	Churchill Downs, Inc.	4,498,000
19,600	Marriott Vacations Worldwide Corp.	2,495,668
41,000	Texas Roadhouse, Inc.	3,107,800

See Notes to Schedule of Investments

Schedule of Investments Small Cap Growth Fund^

(Unaudited) (cont’d)

NUMBER OF SHARES		VALUE
26,000	Wingstop, Inc.	$3,310,060
		18,222,778
Household Durables 1.0%
18,000	Helen of Troy Ltd. *	3,635,820
Insurance 1.0%
27,500	Primerica, Inc.	3,582,425
Interactive Media & Services 1.2%
114,000	EverQuote, Inc. Class A *	4,293,240
IT Services 1.2%
24,500	Globant SA *	4,622,660
Life Sciences Tools & Services 2.7%
115,000	NeoGenomics, Inc. *	5,471,700
23,000	Repligen Corp. *	4,362,410
		9,834,110
Machinery 3.5%
26,800	Chart Industries, Inc. *	2,770,048
35,000	ESCO Technologies, Inc.	3,461,500
128,000	Meritor, Inc. *	3,379,200
92,000	Rexnord Corp.	3,450,920
		13,061,668
Media 1.2%
37,600	Cardlytics, Inc. *(a)	4,462,368
Multiline Retail 0.6%
26,000	Ollie's Bargain Outlet Holdings, Inc. *	2,289,560
Pharmaceuticals 2.0%
34,500	Axsome Therapeutics, Inc. *	2,500,905
100,000	Collegium Pharmaceutical, Inc. *	1,849,000
44,000	Horizon Therapeutics PLC *	3,098,920
		7,448,825
Professional Services 0.7%
33,000	Exponent, Inc.	2,739,330
Road & Rail 0.8%
23,500	Landstar System, Inc.	3,088,370
Semiconductors & Semiconductor Equipment 1.7%
154,300	Lattice Semiconductor Corp. *	6,457,455
Software 13.0%
33,000	Blackline, Inc. *	4,055,700
79,300	Descartes Systems Group, Inc. *	4,701,697
45,000	Everbridge, Inc. *	5,712,300
111,000	LivePerson, Inc. *	6,484,620
38,000	Manhattan Associates, Inc. *	3,885,120
93,400	Model N, Inc. *	3,218,564
60,000	Q2 Holdings, Inc. *	6,802,200
128,100	Sprout Social, Inc. Class A *	6,581,778
82,000	Upland Software, Inc. *	3,751,500
24,000	Varonis Systems, Inc. *	2,895,360
		48,088,839
Specialty Retail 4.6%
20,000	Five Below, Inc. *	3,128,000
22,000	Lithia Motors, Inc. Class A	6,364,600
11,500	RH *	5,211,340
155,000	Sportsman's Warehouse Holdings, Inc. *	2,159,150
		16,863,090
Tobacco 1.2%
110,000	Turning Point Brands, Inc.	4,292,200
Trading Companies & Distributors 0.7%
70,100	Air Lease Corp.	2,563,557
Total Common Stocks (Cost $279,563,867)		358,242,204
Rights 0.1%
Biotechnology 0.1%
150,000	Alder Biopharmaceuticals, Inc.*(b) (Cost $132,000)	187,500
Short-Term Investments 4.7%
Investment Companies 4.7%
11,884,008	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.02%(c)	11,884,008
5,483,100	State Street Navigator Securities Lending Government Money Market Portfolio, 0.09%(c)(d)	5,483,100
Total Short-Term Investments (Cost $17,367,108)		17,367,108
Total Investments 101.5% (Cost $297,062,975)		375,796,812
Liabilities Less Other Assets (1.5)%		(5,448,236)
Net Assets 100.0%		$370,348,576

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at November 30, 2020. Total value of all such securities at November 30, 2020 amounted to $5,255,422 for the Fund.
(b)	Value determined using significant unobservable inputs.
(c)	Represents 7-day effective yield as of November 30, 2020.
(d)	Represents investment of cash collateral received from securities lending.

See Notes to Schedule of Investments

Schedule of Investments Small Cap Growth Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of November 30, 2020:

Asset Valuation Inputs	Level 1	Level 2	Level 3(b)	Total
Investments:
Common Stocks(a)	$358,242,204	$—	$—	$358,242,204
Rights(a)	—	—	187,500	187,500
Short-Term Investments	—	17,367,108	—	17,367,108
Total Investments	$358,242,204	$17,367,108	$187,500	$375,796,812

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 9/1/2020	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 11/30/2020	Net change in unrealized appreciation/ (depreciation) from investments still held as of 11/30/2020
(000’s omitted) Investments
In Securities:
Common Stocks(c)	$188	$—	$—	$—	$—	$—	$—	$—	$188	$—
Total	$188	$—	$—	$—	$—	$—	$—	$—	$188	$—

(c)	Securities categorized as Level 3 were valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

^	A balance indicated with a "-", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Sustainable Equity Fund^

(Unaudited) November 30, 2020

NUMBER OF SHARES		VALUE

Common Stocks 98.7%
Auto Components 2.6%
372,792	Aptiv PLC	$44,250,410
Banks 5.0%
452,071	JPMorgan Chase & Co.	53,290,129
705,850	U.S. Bancorp	30,499,779
		83,789,908
Biotechnology 1.1%
34,792	Regeneron Pharmaceuticals, Inc. *	17,953,716
Capital Markets 2.8%
444,075	Intercontinental Exchange, Inc.	46,854,353
Communications Equipment 2.0%
123,424	Arista Networks, Inc. *	33,410,877
Electric Utilities 0.9%
171,154	Eversource Energy	14,977,687
Electrical Equipment 3.8%
311,918	Vestas Wind Systems A/S	63,573,087
Electronic Equipment, Instruments & Components 3.9%
172,746	Zebra Technologies Corp. Class A *	65,370,541
Health Care Equipment & Supplies 7.5%
214,064	Becton, Dickinson & Co.	50,270,790
174,935	Danaher Corp.	39,295,649
330,826	Medtronic PLC	37,614,916
		127,181,355
Health Care Providers & Services 5.4%
344,820	AmerisourceBergen Corp.	35,554,390
262,380	Cigna Corp.	54,874,153
		90,428,543
Hotels, Restaurants & Leisure 3.4%
1,761,239	Compass Group PLC	30,990,164
270,085	Starbucks Corp.	26,473,732
		57,463,896
Household Products 1.4%
270,930	Colgate-Palmolive Co.	23,202,445
Insurance 2.2%
424,047	Progressive Corp.	36,938,734
Interactive Media & Services 4.1%
39,070	Alphabet, Inc. Class A *	68,544,408
Internet & Direct Marketing Retail 1.1%
8,993	Booking Holdings, Inc. *	18,241,851
IT Services 9.4%
140,391	Accenture PLC Class A	34,969,994
687,254	Cognizant Technology Solutions Corp. Class A	53,695,155
151,844	Fiserv, Inc. *	17,489,392
154,523	MasterCard, Inc. Class A	51,998,535
		158,153,076
Machinery 4.0%
269,222	Otis Worldwide Corp.	18,021,721
267,927	Stanley Black & Decker, Inc.	49,381,625
		67,403,346
Materials 1.9%
43,917	Sherwin-Williams Co.	32,833,667
Media 6.0%
1,256,164	Comcast Corp. Class A	63,109,680
1,425,508	Discovery, Inc. Class A *	38,360,420
		101,470,100
Multi-Utilities 1.6%
2,426,099	National Grid PLC	27,168,768
Personal Products 2.8%
780,366	Unilever PLC ADR	47,649,148
Pharmaceuticals 2.5%
130,835	Roche Holding AG	42,972,350
Road & Rail 2.1%
401,475	CSX Corp.	36,152,824
Semiconductors & Semiconductor Equipment 4.6%
478,908	Texas Instruments, Inc.	77,223,915
Software 8.0%
48,557	ANSYS, Inc. *	16,415,179
93,248	Intuit, Inc.	32,825,161
400,965	Microsoft Corp.	85,834,578
		135,074,918
Specialty Retail 2.3%
259,798	Advance Auto Parts, Inc.	38,372,165
Trading Companies & Distributors 6.3%
277,168	United Rentals, Inc. *	62,911,593
106,064	W.W. Grainger, Inc.	44,366,571
		107,278,164
Total Common Stocks (Cost $963,343,611)		1,663,934,252
Short-Term Investments 0.7%

PRINCIPAL AMOUNT

Certificates of Deposit 0.1%
$100,000	Carver Federal Savings Bank, 0.05%, due 12/23/2020	100,000
250,000	Self Help Credit Union, 0.25%, due 2/16/2021	250,000
250,000	Self Help Federal Credit Union, 0.25%, due 12/13/2020	250,000
		600,000

See Notes to Schedule of Investments

Schedule of Investments Sustainable Equity Fund^

(Unaudited) (cont’d)

NUMBER OF SHARES		VALUE

Investment Companies 0.6%
10,189,207	State Street Institutional Treasury Money Market Fund Premier Class, 0.01%(a)	$10,189,207
Total Short-Term Investments (Cost $10,789,207)		10,789,207
Total Investments 99.4% (Cost $974,132,818)		1,674,723,459
Other Assets Less Liabilities 0.6%		10,858,262
Net Assets 100.0%		$1,685,581,721

*	Non-income producing security.
(a)	Represents 7-day effective yield as of November 30, 2020.

See Notes to Schedule of Investments

Schedule of Investments Sustainable Equity Fund^

(Unaudited) (cont’d)

POSITIONS BY COUNTRY

Country	Investments at Value	Percentage of Net Assets
United States	$1,451,580,735	86.1%
United Kingdom	105,808,080	6.3%
Denmark	63,573,087	3.8%
Switzerland	42,972,350	2.5%
Short-Term Investments and Other Assets -Net	21,647,469	1.3%
	$1,685,581,721	100.0%

See Notes to Schedule of Investments

Schedule of Investments Sustainable Equity Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of November 30, 2020:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Electrical Equipment	$—	$63,573,087	$—	$63,573,087
Hotels, Restaurants & Leisure	26,473,732	30,990,164	—	57,463,896
Multi-Utilities	—	27,168,768	—	27,168,768
Pharmaceuticals	—	42,972,350	—	42,972,350
Other Common Stocks(a)	1,472,756,151	—	—	1,472,756,151
Total Common Stocks	1,499,229,883	164,704,369	—	1,663,934,252
Short-Term Investments	—	10,789,207	—	10,789,207
Total Investments	$1,499,229,883	$175,493,576	$—	$1,674,723,459

(a)	The Schedule of Investments provides information on the industry categorization as well as a Positions by Country summary.

^	A balance indicated with a "-", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

November 30, 2020

Notes to Schedule of Investments Equity Funds (Unaudited)

In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurement” (“ASC 820”), all investments held by each of Neuberger Berman Dividend Growth Fund, Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman Equity Income Fund, Neuberger Berman Focus Fund, Neuberger Berman Genesis Fund, Neuberger Berman Global Real Estate Fund, Neuberger Berman Greater China Equity Fund, Neuberger Berman Guardian Fund, Neuberger Berman Integrated Large Cap Fund, Neuberger Berman International Equity Fund, Neuberger Berman International Select Fund, Neuberger Berman International Small Cap Fund, Neuberger Berman Intrinsic Value Fund, Neuberger Berman Large Cap Value Fund, Neuberger Berman Mid Cap Growth Fund, Neuberger Berman Mid Cap Intrinsic Value Fund, Neuberger Berman Multi-Cap Opportunities Fund, Neuberger Berman Real Estate Fund, Neuberger Berman Small Cap Growth Fund and Neuberger Berman Sustainable Equity Fund (each individually a “Fund,” and collectively, the “Funds”) are carried at the value that Neuberger Berman Investment Advisers LLC (“Management”) believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds’ investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•	Level 3 – unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments in equity securities, preferred stocks, exchange-traded funds, warrants, rights, convertible preferred stocks, limited partnership units, and exchange-traded options purchased and written, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

The value of the Funds’ investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or, if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Funds:

Convertible Bonds. Inputs used to value convertible bonds generally include underlying stock data, conversion premiums, listed bond and preferred stock prices and other market information, which may include benchmark curves, trade execution data, and sensitivity analysis, when available.

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Notes to Schedule of Investments Equity Funds (Unaudited) (cont’d)

Certificates of deposit are valued at amortized cost (Level 2 inputs).

The value of participatory notes is determined by Management by obtaining valuations from independent pricing services based on the underlying equity security and applicable exchange rate (Level 1 inputs).

Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Inputs and assumptions considered in determining the fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of the security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer and/or analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.

The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time on days the New York Stock Exchange is open for business. The Board has approved the use of ICE Data Pricing & Reference Data LLC (“ICE”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). The Board has also approved the use of ICE to evaluate the prices of foreign debt securities as of the time as of which a Fund’s share price is calculated. ICE utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which a Fund’s share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the case of both foreign equity and foreign debt securities, in the absence of precise information about the market values of these foreign securities as of the time as of which a Fund’s share price is calculated, the Board has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

Other matters—Coronavirus: The outbreak of the novel coronavirus in many countries, which is a rapidly evolving situation, has, among other things, disrupted global travel and supply chains, and has adversely impacted global commercial activity, the transportation industry and commodity prices in the energy sector. The impact of this virus has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including liquidity and volatility, in ways that cannot necessarily be foreseen at the present time. The rapid development and fluidity of this situation precludes any prediction as to its ultimate impact, which may have a continued adverse effect on economic and market conditions and trigger a period of global economic slowdown. Such conditions (which may be across industries, sectors or geographies) have impacted and may continue to impact the issuers of the securities held by the Funds.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.